UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-03479
                                                     ---------

                     FRANKLIN NEW YORK TAX-FREE INCOME FUND
                     --------------------------------------
               (Exact name of registrant as specified in charter)

                 ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
                ------------------------------------------------
               (Address of principal executive offices) (Zip code)

          CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
          -------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000
                                                     ------------

Date of fiscal year end: 5/31
                         ----

Date of reporting period: 5/31/08
                          -------

      ITEM 1. REPORTS TO STOCKHOLDERS.

                                    (GRAPHIC)

                                  MAY 31, 2008

                      ANNUAL REPORT AND SHAREHOLDER LETTER

                                TAX-FREE INCOME

                                FRANKLIN NEW YORK
                              TAX-FREE INCOME FUND

WANT TO RECEIVE THIS DOCUMENT FASTER VIA EMAIL?

Eligible shareholders can sign up for eDelivery at franklintempleton.com. See inside for details.

                     (FRANKLIN TEMPLETON INVESTMENTS LOGO)
                         FRANKLIN TEMPLETON INVESTMENTS

                      FRANKLIN - Templeton - Mutual Series

Annual Report

Franklin New York Tax-Free Income Fund

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Franklin New York Tax-Free Income Fund seeks to provide as high a level of income exempt from federal, New York state and New York City personal income taxes as is consistent with prudent management and preservation of capital by investing at least 80% of its total assets in securities that pay interest free from such taxes.(1)

CREDIT QUALITY BREAKDOWN*

Based on Total Long-Term Investments as of 5/31/08**

                                   (PIE CHART)

AAA ...............   59.1%
AA ................   25.5%
A .................    6.1%
BBB ...............    1.8%
Not Rated by S&P ..    7.5%

* Standard & Poor's (S&P) is the primary independent rating agency; Moody's is the secondary rating agency. Securities not rated by an independent rating agency are assigned comparable internal ratings. Ratings for securities not rated by S&P are in the table below.

**   Does not include short-term investments and other net assets.

RATINGS                  MOODY'S   INTERNAL
-------                  -------   --------
AAA or Aaa                 1.8%      2.0%
AA or Aa                   0.6%       --
A                          1.4%       --
BBB or Baa                 1.3%      0.2%
Below Investment Grade     0.1%      0.1%
                           ---       ---
Total                      5.2%      2.3%

This annual report for Franklin New York Tax-Free Income Fund covers the fiscal year ended May 31, 2008.

(1.) For investors subject to alternative minimum tax, a small portion of this income may be taxable. Distributions of capital gains are generally taxable. To avoid the imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 25.

                                Annual Report | 7

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS.

INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.

PERFORMANCE OVERVIEW

The Fund's Class A share price, as measured by net asset value, declined from $11.69 on May 31, 2007, to $11.61 on May 31, 2008. The Fund's Class A shares paid dividends totaling 50.64 cents per share for the same period.(2) The Performance Summary beginning on page 14 shows that at the end of this reporting period the Fund's Class A shares' distribution rate was 4.17%, based on an annualization of the 4.22 cent per share May dividend and the maximum offering price of $12.13 on May 31, 2008. An investor in the 2008 maximum combined effective federal and New York state and City personal income tax bracket of 41.82% would need to earn a distribution rate of 7.17% from a taxable investment to match the Fund's Class A tax-free distribution rate. For the Fund's Class B, C and Advisor shares' performance, please see the Performance Summary.

STATE UPDATE

New York's economic performance and state revenues weakened in tandem with the national economic slowdown. Although well diversified, the Empire State depends upon the crucial financial services and insurance industries, which accounted for 6% of employment while providing more than 20% of total state wages.(3) Both industries faced significant challenges through 2008's first quarter. Another fundamental vulnerability is the disparity between upstate and downstate economic performance. Since 1996, the state's employment base grew by 8.3% overall, dominated by downstate growth of 11.1% against just 2.5% for overall upstate employment growth.(3)

While property tax revenue held up, due in part to a more buoyant regional and New York City real estate market when compared with nearly all other U.S. regions or cities, other fees slowed and the state's unemployment rate rose. By May 2008, New York's unemployment rate rose to 5.2% from 4.5% a year earlier, but remained below the 5.5% national average.(4) Employment weakness was evident in the construction, manufacturing, retail services, and professional and business services sectors as well as financial services. Given these conditions, state legislators expect employment and wage growth to decelerate in 2008. On the upside, the state expects continued strong growth within its large education and health sectors, and could benefit from increased international tourism and trade due to the weak-dollar environment.

(2.) All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

(3.) Source: Standard & Poor's, "State Review: New York State," RATINGSDIRECT,
     2/6/08.

(4.) Source: Bureau of Labor Statistics.


                                8 | Annual Report

DIVIDEND DISTRIBUTIONS(2)

                                  DIVIDEND PER SHARE
                 ----------------------------------------------------
MONTH              CLASS A      CLASS B      CLASS C    ADVISOR CLASS
-----            ----------   ----------   ----------   -------------
June 2007        4.22 cents   3.68 cents   3.69 cents     4.31 cents
July 2007        4.22 cents   3.68 cents   3.69 cents     4.31 cents
August 2007      4.22 cents   3.68 cents   3.69 cents     4.31 cents
September 2007   4.22 cents   3.69 cents   3.70 cents     4.31 cents
October 2007     4.22 cents   3.69 cents   3.70 cents     4.31 cents
November 2007    4.22 cents   3.69 cents   3.70 cents     4.31 cents
December 2007    4.22 cents   3.67 cents   3.68 cents     4.30 cents
January 2008     4.22 cents   3.67 cents   3.68 cents     4.30 cents
February 2008    4.22 cents   3.67 cents   3.68 cents     4.30 cents
March 2008       4.22 cents   3.67 cents   3.68 cents     4.31 cents
April 2008       4.22 cents   3.67 cents   3.68 cents     4.31 cents
May 2008         4.22 cents   3.67 cents   3.68 cents     4.31 cents

The governor's executive budget for the 2008-2009 fiscal years captures the risks of recent economic conditions but is not premised on a recession even though tax revenues are slated to fall from 2007 levels. Thus far in fiscal year 2008, declining projected revenues have coincided with lower-than-expected expenditures, and the state anticipates closing the year without significantly drawing down reserves. However, the executive budget also addresses a looming $4.4 billion gap for fiscal year 2009.(5) As required, the budget must be balanced, and the governor's most recent proposal seeks to close the projected deficit through a mixture of spending cuts, recurring tax revenue increases and one-time savings measures.

New York is a wealthy state with per capita personal income at approximately 117% of the national average.(5) The state ranks fifth in the nation with respect to net tax-supported debt per capita, and its debt burden as a percent of personal income was 6.3%.(6) The numbers reflect bonding for state and New York City budget relief purposes, as well as capital financing for transportation and other areas. During the period under review, independent credit rating agency Moody's Investors Service rated New York's general obligation bonds Aa3 with a stable outlook.(7) Despite its high tax burden, economically cyclical nature and revenue underperformance in the current fiscal year, the state's credit strengths include improved finances in recent years and a long track record of legislative flexibility in raising funds necessary to close annual budget gaps.

(5.) Source: Standard & Poor's, "Summary: New York State; General Obligation,"
     RATINGSDIRECT, 3/12/08.

(6.) Source: Moody's Investors Service, "Special Comment: U.S. Public Debt
     Finance, 2008 State Debt Medians," March 2008.

(7.) This does not indicate Moody's rating of the Fund.


                               Annual Report | 9

MUNICIPAL BOND MARKET OVERVIEW

The year ended May 31, 2008, proved challenging for the municipal bond market. A measured pullback in the municipal market was exacerbated during the reporting period, as all financial markets felt the impact of subprime loan defaults. Many major financial institutions tightened credit and reassessed the risk of their direct and indirect exposure to subprime loans. A lack of liquidity across most markets in August 2007 and February 2008 contributed to an increase in overall volatility and declining values in most asset classes.

The municipal bond insurance industry, which includes seven companies that had AAA ratings -- MBIA, AMBAC, FSA, FGIC, XLCA, CIFG and Assured Guaranty -- faced particular difficulties. Rising levels of subprime mortgage defaults during the reporting period, combined with the bond insurers' exposure to subprime mortgages, prompted the three major independent credit rating agencies, Standard & Poor's (S&P), Moody's and Fitch Ratings, to undertake in-depth evaluations of the bond insurance companies in December 2007. As a result, the rating agencies downgraded several municipal bond insurers and lowered the outlook for some to negative. At period-end, MBIA, AMBAC, FSA and Assured Guaranty maintained AAA ratings by Moody's and S&P.

Illiquidity plagued the financial markets as they felt the impact of the perceived weakness in the bond insurance industry. This was especially notable in the municipal bond market. In a marked shift amid recent volatility, high grade municipal yields were well in excess of Treasury yields, on a nominal basis, across the yield curve. Insured bonds generally underperformed during the 12 months under review as evidenced by the +3.87% return of the Lehman Brothers Municipal Bond Index compared with the +3.48% return of the Lehman Brothers Insured Municipal Bond Index.(8) During the fourth quarter of 2007, the market appeared to develop a three-tier perception of the bond insurance companies, which affected the traditional trading spreads of the "Big Four" insurers -- MBIA, AMBAC, FGIC and FSA. FSA and Assured Guaranty became more desirable than MBIA and AMBAC; MBIA and AMBAC were more desirable than FGIC, XLCA and CIFG. Historically, the market perceived MBIA, AMBAC, FSA and FGIC as having ample claims-paying ability and therefore required no extra yield for securities carrying their

(8.) Source: Standard & Poor's Micropal. The Lehman Brothers Municipal Bond
     Index is a market value-weighted index engineered for the long-term tax-exempt bond market. All bonds included have a minimum credit rating of at least Baa3/BBB-. They must have an outstanding par value of at least $7 million and be issued as part of a transaction of at least $75 million. The bonds must be dated after 12/31/90, and must be at least one year from their maturity date. Remarketed issues, taxable municipal bonds, bonds with floating rates and derivatives are excluded from the index. The index has four main bond sectors: general obligation, revenue, insured and prerefunded. The Lehman Brothers Insured Municipal Bond Index is composed of all the insured bonds in the Lehman Brothers Municipal Bond Index with a maturity of at least one year and ratings of Aaa/AAA.


                               10 | Annual Report
insurance. Assured Guaranty, XLCA and CIFG are newer entrants to the industry and were still developing their businesses, so the market generally required more yield from them.

Investors should be aware that insurance companies insure municipal bonds that tend to be of very high quality. Many municipal bond issuers use insurance to appeal to a wider audience of potential buyers. The majority of issuers whose bonds are insured carry underlying (i.e., prior to insurance) ratings of A or better, and the historical average default rate for such bonds is less than 1%.(9) Ultimately, the underlying credit quality of state and local governments and their agencies supports the municipal market, and the underlying credit quality of an insured bond is not affected by an insurance company's credit quality.

Bond insurers' problems pressured the short-term municipal market beginning in January 2008. Money market funds began to eliminate holdings of variable rate debt with credit providers they deemed to be at risk of downgrade. This caused dealers to boost yields substantially on some variable rate demand notes (VRDNs), hoping to entice buyers to hold them rather than put them back to the remarketing agents who were already struggling with too much inventory on their balance sheets. Within a few weeks, this lack of liquidity disrupted the auction rate securities (ARS) market as well. Inventory in the ARS market, primarily for those with insurance backing, increased dramatically. Auctions have recently failed due to dealers' liquidity constraints. It is important to note that this is a liquidity issue and a supply and demand imbalance, not a credit or default scenario.

Over the 12-month reporting period, municipal bond market returns lagged those of the U.S. Treasury market as uncertainty regarding the impact of problems associated with subprime securities drove global investors to the relative safety of U.S. Treasuries. Furthermore, investors began to require additional compensation for taking on risk, leading to wider spreads for credit-driven securities. For the year ended May 31, 2008, the Lehman Brothers Municipal Bond Index had a +3.87% total return compared with the +9.42% return of the Lehman Brothers U.S. Treasury Index.(10)

PORTFOLIO BREAKDOWN
5/31/08

                                        % OF TOTAL
                                        LONG-TERM
                                       INVESTMENTS*
                                       ------------
Prerefunded                                33.0%
Transportation                             18.2%
Tax-Supported                               9.9%
Utilities                                   9.3%
Subject to Government Appropriations        8.6%
General Obligation                          5.7%
Higher Education                            4.9%
Other Revenue                               3.9%
Hospital & Health Care                      3.4%
Corporate-Backed                            2.0%
Housing                                     1.1%

*    Does not include short-term investments and other net assets.

(9.) Sources: Standard & Poor's, "U.S. Municipal Ratings Transitions and
     Defaults, 1986-2007," RATINGSDIRECT, 5/3/07; Moody's Investors Service, March 2007.

(10.) Source: Standard & Poor's Micropal. See footnote 1 for a description of the Lehman Brothers Municipal Bond Index. The Lehman Brothers U.S. Treasury Index is the U.S. Treasury component of the U.S. Government Index, and covers public obligations of the U.S. Treasury with a remaining maturity of one year or more.


                               Annual Report | 11

The recent environment contributed to dramatically steeper Treasury and municipal bond yield curves (spread between short- and longer-term yields). On May 31, 2008, two-year, 10-year and 30-year Treasury yields were 2.66%, 4.06% and 4.72%, respectively. The yields on two-year, 10-year and 30-year Treasuries fell 226, 84 and 29 basis points (100 basis points equal one percentage point), respectively, over the period. Yields at the short end of the municipal AAA curve also declined over the period; however, yields increased at the long end of the curve. The insurers' problems weighed heavily on long maturity insured municipal bonds, causing a spike in yields. At period-end, the market for these bonds improved considerably; however, their yields still exceeded long-term Treasury yields, which is highly unusual.

INVESTMENT STRATEGY

We use a consistent, disciplined strategy to maximize income for our shareholders by seeking to maintain our exposure to higher coupon securities. We generally employ a buy-and-hold approach and invest in securities that we believe should provide the most relative value in the market. As we invest throughout different interest rate environments, our portfolio becomes well diversified with a broad range of securities. This broad diversification may help mitigate interest rate risk. We do not use leverage or exotic derivatives, nor do we use hedging techniques that could add volatility and contribute to underperformance in adverse markets. We generally stay fully invested to maximize income distribution.

MANAGER'S DISCUSSION

Consistent with our income-oriented investment philosophy, the Fund tends to hold higher-coupon bonds, which generally exhibit less volatility when long-term interest rates change. These higher coupon bonds generally produce higher levels of income, which we can distribute to shareholders.

In line with our relative value investment strategy, and to further reduce volatility, we avoided derivative securities and other exotic investment vehicles designed to leverage the portfolio. During the period, the Fund had no exposure to inverse floaters or any other form of leverage. Also, as the alternative minimum tax (AMT) affects more individuals each year, we continued to avoid bonds subject to AMT to prevent a taxable situation for individuals subject to AMT.


                               12 | Annual Report

We intend to maintain our conservative, buy-and-hold investment strategy as we attempt to provide shareholders with high, current, tax-free income. Thank you for your continued participation in Franklin New York Tax-Free Income Fund. We look forward to serving your future investment needs.

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF MAY 31, 2008, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, STATE, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE INVESTMENT MANAGER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


                               Annual Report | 13

Performance Summary as of 5/31/08

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

CLASS A (SYMBOL: FNYTX)                             CHANGE   5/31/08   5/31/07
-----------------------                             ------   -------   -------
Net Asset Value (NAV)                               -$0.08    $11.61    $11.69
DISTRIBUTIONS (6/1/07-5/31/08)
Dividend Income                           $0.5064
Long-Term Capital Gain                    $0.0191
   TOTAL                                  $0.5255

CLASS B (SYMBOL: FTFBX)                             CHANGE   5/31/08   5/31/07
-----------------------                             ------   -------   -------
Net Asset Value (NAV)                               -$0.09    $11.58    $11.67
DISTRIBUTIONS (6/1/07-5/31/08)
Dividend Income                           $0.4413
Long-Term Capital Gain                    $0.0191
   TOTAL                                  $0.4604

CLASS C (SYMBOL: FNYIX)                             CHANGE   5/31/08   5/31/07
-----------------------                             ------   -------   -------
Net Asset Value (NAV)                               -$0.09    $11.60    $11.69
DISTRIBUTIONS (6/1/07-5/31/08)
Dividend Income                           $0.4425
Long-Term Capital Gain                    $0.0191
   TOTAL                                  $0.4616

ADVISOR CLASS (SYMBOL: FNYAX)                       CHANGE   5/31/08   5/31/07
-----------------------------                       ------   -------   -------
Net Asset Value (NAV)                               -$0.09    $11.61    $11.70
DISTRIBUTIONS (6/1/07-5/31/08)
Dividend Income                           $0.5169
Long-Term Capital Gain                    $0.0191
   TOTAL                                  $0.5360


                               14 | Annual Report

PERFORMANCE

CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL TOTAL RETURNS INCLUDE MAXIMUM SALES CHARGES. CLASS A: 4.25% MAXIMUM INITIAL SALES CHARGE; CLASS B: CONTINGENT DEFERRED SALES CHARGE (CDSC) DECLINING FROM 4% TO 1% OVER SIX YEARS, AND ELIMINATED THEREAFTER; CLASS C: 1% CDSC IN FIRST YEAR ONLY; ADVISOR CLASS: NO SALES CHARGES. UNTIL AUGUST 31, 2008, THE FUND MAY CHARGE A 2% FEE ON REDEMPTIONS MADE WITHIN SEVEN DAYS OF PURCHASE.

CLASS A                                             1-YEAR   5-YEAR   10-YEAR
-------                                             ------   ------   -------
Cumulative Total Return(1)                          +3.92%   +18.90%  +58.52%
Average Annual Total Return(2)                      -0.50%    +2.63%   +4.26%
Avg. Ann. Total Return (6/30/08)(3)                 -0.88%    +2.56%   +4.13%
   Distribution Rate(4)                      4.17%
   Taxable Equivalent Distribution Rate(5)   7.17%
   30-Day Standardized Yield(6)              3.29%
   Taxable Equivalent Yield(5)               5.66%
   Total Annual Operating Expenses(7)        0.61%

                                                                      INCEPTION
CLASS B                                             1-YEAR   5-YEAR    (1/1/99)
-------                                             ------   ------   ---------
Cumulative Total Return(1)                          +3.26%   +15.57%   +45.95%
Average Annual Total Return(2)                      -0.71%    +2.60%    +4.10%
Avg. Ann. Total Return (6/30/08)(3)                 -1.06%    +2.53%    +3.99%
   Distribution Rate(4)                      3.80%
   Taxable Equivalent Distribution Rate(5)   6.53%
   30-Day Standardized Yield(6)              2.88%
   Taxable Equivalent Yield(5)               4.95%
   Total Annual Operating Expenses(7)        1.17%

CLASS C                                             1-YEAR   5-YEAR   10-YEAR
-------                                             ------   ------   -------
Cumulative Total Return(1)                          +3.26%   +15.55%  +49.87%
Average Annual Total Return(2)                      +2.27%    +2.93%   +4.13%
Avg. Ann. Total Return (6/30/08)(3)                 +1.92%    +2.89%   +4.00%
   Distribution Rate(4)                      3.81%
   Taxable Equivalent Distribution Rate(5)   6.55%
   30-Day Standardized Yield(6)              2.88%
   Taxable Equivalent Yield(5)               4.95%
   Total Annual Operating Expenses(7)        1.17%

ADVISOR CLASS(8)                                    1-YEAR   5-YEAR   10-YEAR
----------------                                    ------   ------   -------
Cumulative Total Return(1)                          +3.93%   +19.33%  +59.42%
Average Annual Total Return(2)                      +3.93%    +3.60%   +4.77%
Avg. Ann. Total Return (6/30/08)(3)                 +3.56%    +3.55%   +4.65%
   Distribution Rate(4)                      4.45%
   Taxable Equivalent Distribution Rate(5)   7.65%
   30-Day Standardized Yield(6)              3.54%
   Taxable Equivalent Yield(5)               6.08%
   Total Annual Operating Expenses(7)        0.52%

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.


                               Annual Report | 15

TOTAL RETURN INDEX COMPARISON FOR HYPOTHETICAL $10,000 INVESTMENT

Total return represents the change in value of an investment over the periods shown. It includes any current, applicable, maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.

AVERAGE ANNUAL TOTAL RETURN

CLASS A   5/31/08
-------   -------
1-Year     -0.50%
5-Year     +2.63%
10-Year    +4.26%

CLASS A (6/1/98-5/31/08)

                               (PERFORMANCE GRAPH)

                 FRANKLIN NEW     LEHMAN
                YORK TAX-FREE    BROTHERS
                 INCOME FUND     MUNICIPAL
     DATE         - CLASS A     BOND INDEX     CPI
-------------   -------------   ----------   -------
     6/1/1998      $ 9,572        $10,000    $10,000
    6/30/1998      $ 9,624        $10,039    $10,012
    7/31/1998      $ 9,644        $10,065    $10,025
    8/31/1998      $ 9,768        $10,220    $10,037
    9/30/1998      $ 9,876        $10,347    $10,049
   10/31/1998      $ 9,888        $10,347    $10,074
   11/30/1998      $ 9,915        $10,384    $10,074
   12/31/1998      $ 9,931        $10,410    $10,068
    1/31/1999      $10,024        $10,533    $10,092
    2/28/1999      $10,010        $10,488    $10,104
    3/31/1999      $10,037        $10,502    $10,135
    4/30/1999      $10,065        $10,528    $10,209
    5/31/1999      $10,025        $10,467    $10,209
    6/30/1999      $ 9,900        $10,317    $10,209
    7/31/1999      $ 9,928        $10,354    $10,240
    8/31/1999      $ 9,819        $10,271    $10,264
    9/30/1999      $ 9,813        $10,275    $10,313
   10/31/1999      $ 9,686        $10,164    $10,332
   11/30/1999      $ 9,783        $10,272    $10,338
   12/31/1999      $ 9,703        $10,196    $10,338
    1/31/2000      $ 9,662        $10,151    $10,369
    2/29/2000      $ 9,779        $10,269    $10,430
    3/31/2000      $ 9,994        $10,494    $10,516
    4/30/2000      $ 9,934        $10,432    $10,522
    5/31/2000      $ 9,900        $10,377    $10,534
    6/30/2000      $10,127        $10,652    $10,590
    7/31/2000      $10,238        $10,801    $10,614
    8/31/2000      $10,376        $10,967    $10,614
    9/30/2000      $10,342        $10,910    $10,670
   10/31/2000      $10,426        $11,029    $10,688
   11/30/2000      $10,512        $11,112    $10,694
   12/31/2000      $10,745        $11,387    $10,688
    1/31/2001      $10,812        $11,500    $10,756
    2/28/2001      $10,870        $11,536    $10,799
    3/31/2001      $10,964        $11,640    $10,823
    4/30/2001      $10,900        $11,514    $10,866
    5/31/2001      $10,986        $11,637    $10,915
    6/30/2001      $11,062        $11,715    $10,934
    7/31/2001      $11,206        $11,889    $10,903
    8/31/2001      $11,350        $12,085    $10,903
    9/30/2001      $11,284        $12,044    $10,952
   10/31/2001      $11,391        $12,188    $10,915
   11/30/2001      $11,333        $12,085    $10,897
   12/31/2001      $11,245        $11,971    $10,854
    1/31/2002      $11,410        $12,178    $10,878
    2/28/2002      $11,527        $12,325    $10,921
    3/31/2002      $11,359        $12,083    $10,983
    4/30/2002      $11,507        $12,320    $11,044
    5/31/2002      $11,595        $12,394    $11,044
    6/30/2002      $11,694        $12,526    $11,050
    7/31/2002      $11,833        $12,687    $11,063
    8/31/2002      $11,972        $12,839    $11,100
    9/30/2002      $12,234        $13,120    $11,118
   10/31/2002      $12,059        $12,903    $11,136
   11/30/2002      $12,016        $12,849    $11,136
   12/31/2002      $12,269        $13,120    $11,112
    1/31/2003      $12,235        $13,087    $11,161
    2/28/2003      $12,376        $13,270    $11,247
    3/31/2003      $12,393        $13,278    $11,314
    4/30/2003      $12,494        $13,366    $11,290
    5/31/2003      $12,761        $13,679    $11,271
    6/30/2003      $12,716        $13,621    $11,284
    7/31/2003      $12,280        $13,144    $11,296
    8/31/2003      $12,371        $13,242    $11,339
    9/30/2003      $12,675        $13,631    $11,376
   10/31/2003      $12,650        $13,563    $11,364
   11/30/2003      $12,774        $13,704    $11,333
   12/31/2003      $12,865        $13,817    $11,321
    1/31/2004      $12,946        $13,897    $11,376
    2/29/2004      $13,124        $14,106    $11,437
    3/31/2004      $13,086        $14,057    $11,511
    4/30/2004      $12,787        $13,724    $11,548
    5/31/2004      $12,727        $13,674    $11,615
    6/30/2004      $12,754        $13,724    $11,652
    7/31/2004      $12,914        $13,904    $11,634
    8/31/2004      $13,130        $14,183    $11,640
    9/30/2004      $13,224        $14,258    $11,665
   10/31/2004      $13,341        $14,381    $11,726
   11/30/2004      $13,235        $14,262    $11,732
   12/31/2004      $13,409        $14,437    $11,689
    1/31/2005      $13,538        $14,571    $11,714
    2/28/2005      $13,520        $14,523    $11,781
    3/31/2005      $13,468        $14,431    $11,873
    4/30/2005      $13,644        $14,659    $11,953
    5/31/2005      $13,739        $14,763    $11,941
    6/30/2005      $13,835        $14,854    $11,947
    7/31/2005      $13,782        $14,787    $12,002
    8/31/2005      $13,913        $14,936    $12,064
    9/30/2005      $13,824        $14,836    $12,211
   10/31/2005      $13,758        $14,746    $12,236
   11/30/2005      $13,809        $14,816    $12,138
   12/31/2005      $13,918        $14,944    $12,088
    1/31/2006      $13,945        $14,984    $12,181
    2/28/2006      $14,043        $15,085    $12,205
    3/31/2006      $13,964        $14,981    $12,273
    4/30/2006      $13,967        $14,976    $12,377
    5/31/2006      $14,007        $15,042    $12,439
    6/30/2006      $13,962        $14,986    $12,463
    7/31/2006      $14,098        $15,164    $12,500
    8/31/2006      $14,271        $15,389    $12,525
    9/30/2006      $14,347        $15,496    $12,463
   10/31/2006      $14,436        $15,593    $12,396
   11/30/2006      $14,550        $15,723    $12,377
   12/31/2006      $14,511        $15,668    $12,396
    1/31/2007      $14,490        $15,627    $12,433
    2/28/2007      $14,642        $15,833    $12,500
    3/31/2007      $14,608        $15,794    $12,614
    4/30/2007      $14,648        $15,841    $12,696
    5/31/2007      $14,601        $15,771    $12,773
    6/30/2007      $14,554        $15,689    $12,798
    7/31/2007      $14,657        $15,811    $12,795
    8/31/2007      $14,597        $15,743    $12,771
    9/30/2007      $14,777        $15,976    $12,807
   10/31/2007      $14,843        $16,047    $12,834
   11/30/2007      $14,910        $16,149    $12,910
   12/31/2007      $14,963        $16,194    $12,901
    1/31/2008      $15,081        $16,398    $12,966
    2/29/2008      $14,515        $15,647    $13,003
    3/31/2008      $14,894        $16,095    $13,116
    4/30/2008      $15,080        $16,283    $13,196
    5/31/2008      $15,174        $16,381    $13,307
                   -------        -------    -------
Total Returns        51.74%         63.81%     33.07%

AVERAGE ANNUAL TOTAL RETURN

CLASS B                    5/31/08
-------                    -------
1-Year                      -0.71%
5-Year                      +2.60%
Since Inception (1/1/99)    +4.10%

CLASS B (1/1/99-5/31/08)

                               (PERFORMANCE GRAPH)

                 FRANKLIN NEW     LEHMAN
                YORK TAX-FREE    BROTHERS
                 INCOME FUND     MUNICIPAL
     DATE         - CLASS B     BOND INDEX     CPI
-------------   -------------   ----------   -------
     1/1/1999      $10,000        $10,000    $10,000
    1/31/1999      $10,086        $10,119    $10,024
    2/28/1999      $10,067        $10,075    $10,037
    3/31/1999      $10,090        $10,089    $10,067
    4/30/1999      $10,106        $10,114    $10,140
    5/31/1999      $10,062        $10,055    $10,140
    6/30/1999      $ 9,932        $ 9,911    $10,140
    7/31/1999      $ 9,955        $ 9,947    $10,171
    8/31/1999      $ 9,841        $ 9,867    $10,195
    9/30/1999      $ 9,830        $ 9,871    $10,244
   10/31/1999      $ 9,698        $ 9,764    $10,262
   11/30/1999      $ 9,790        $ 9,868    $10,268
   12/31/1999      $ 9,706        $ 9,794    $10,268
    1/31/2000      $ 9,669        $ 9,752    $10,299
    2/29/2000      $ 9,781        $ 9,865    $10,360
    3/31/2000      $ 9,983        $10,081    $10,445
    4/30/2000      $ 9,927        $10,021    $10,451
    5/31/2000      $ 9,880        $ 9,969    $10,464
    6/30/2000      $10,102        $10,233    $10,519
    7/31/2000      $10,217        $10,375    $10,543
    8/31/2000      $10,350        $10,535    $10,543
    9/30/2000      $10,302        $10,481    $10,598
   10/31/2000      $10,391        $10,595    $10,616
   11/30/2000      $10,462        $10,675    $10,622
   12/31/2000      $10,690        $10,939    $10,616
    1/31/2001      $10,751        $11,047    $10,683
    2/28/2001      $10,804        $11,082    $10,726
    3/31/2001      $10,893        $11,182    $10,750
    4/30/2001      $10,824        $11,060    $10,793
    5/31/2001      $10,914        $11,179    $10,842
    6/30/2001      $10,976        $11,254    $10,860
    7/31/2001      $11,114        $11,421    $10,830
    8/31/2001      $11,252        $11,609    $10,830
    9/30/2001      $11,181        $11,570    $10,879
   10/31/2001      $11,282        $11,708    $10,842
   11/30/2001      $11,219        $11,609    $10,824
   12/31/2001      $11,126        $11,499    $10,781
    1/31/2002      $11,285        $11,699    $10,805
    2/28/2002      $11,396        $11,840    $10,848
    3/31/2002      $11,224        $11,608    $10,909
    4/30/2002      $11,365        $11,835    $10,970
    5/31/2002      $11,447        $11,907    $10,970
    6/30/2002      $11,539        $12,033    $10,976
    7/31/2002      $11,671        $12,187    $10,988
    8/31/2002      $11,803        $12,334    $11,025
    9/30/2002      $12,056        $12,604    $11,043
   10/31/2002      $11,878        $12,395    $11,062
   11/30/2002      $11,829        $12,343    $11,062
   12/31/2002      $12,073        $12,604    $11,037
    1/31/2003      $12,034        $12,572    $11,086
    2/28/2003      $12,168        $12,748    $11,171
    3/31/2003      $12,179        $12,755    $11,239
    4/30/2003      $12,272        $12,840    $11,214
    5/31/2003      $12,530        $13,140    $11,196
    6/30/2003      $12,480        $13,084    $11,208
    7/31/2003      $12,046        $12,627    $11,220
    8/31/2003      $12,130        $12,721    $11,263
    9/30/2003      $12,422        $13,095    $11,300
   10/31/2003      $12,392        $13,029    $11,287
   11/30/2003      $12,508        $13,165    $11,257
   12/31/2003      $12,591        $13,274    $11,245
    1/31/2004      $12,665        $13,350    $11,300
    2/29/2004      $12,823        $13,551    $11,361
    3/31/2004      $12,780        $13,503    $11,434
    4/30/2004      $12,491        $13,184    $11,470
    5/31/2004      $12,416        $13,136    $11,538
    6/30/2004      $12,448        $13,184    $11,574
    7/31/2004      $12,588        $13,357    $11,556
    8/31/2004      $12,803        $13,625    $11,562
    9/30/2004      $12,879        $13,697    $11,586
   10/31/2004      $12,987        $13,815    $11,647
   11/30/2004      $12,877        $13,701    $11,653
   12/31/2004      $13,040        $13,868    $11,611
    1/31/2005      $13,171        $13,998    $11,635
    2/28/2005      $13,137        $13,951    $11,702
    3/31/2005      $13,081        $13,863    $11,794
    4/30/2005      $13,256        $14,082    $11,873
    5/31/2005      $13,343        $14,182    $11,861
    6/30/2005      $13,430        $14,270    $11,867
    7/31/2005      $13,361        $14,205    $11,922
    8/31/2005      $13,482        $14,348    $11,983
    9/30/2005      $13,401        $14,252    $12,129
   10/31/2005      $13,331        $14,165    $12,154
   11/30/2005      $13,362        $14,233    $12,056
   12/31/2005      $13,461        $14,356    $12,007
    1/31/2006      $13,481        $14,394    $12,099
    2/28/2006      $13,582        $14,491    $12,123
    3/31/2006      $13,498        $14,391    $12,190
    4/30/2006      $13,495        $14,386    $12,294
    5/31/2006      $13,527        $14,450    $12,355
    6/30/2006      $13,467        $14,396    $12,379
    7/31/2006      $13,604        $14,567    $12,416
    8/31/2006      $13,753        $14,783    $12,441
    9/30/2006      $13,832        $14,886    $12,379
   10/31/2006      $13,899        $14,979    $12,312
   11/30/2006      $14,002        $15,104    $12,294
   12/31/2006      $13,958        $15,051    $12,312
    1/31/2007      $13,938        $15,012    $12,350
    2/28/2007      $14,085        $15,210    $12,416
    3/31/2007      $14,052        $15,173    $12,529
    4/30/2007      $14,092        $15,218    $12,610
    5/31/2007      $14,047        $15,150    $12,688
    6/30/2007      $14,002        $15,072    $12,712
    7/31/2007      $14,101        $15,189    $12,709
    8/31/2007      $14,043        $15,123    $12,686
    9/30/2007      $14,216        $15,347    $12,721
   10/31/2007      $14,280        $15,415    $12,748
   11/30/2007      $14,344        $15,513    $12,823
   12/31/2007      $14,394        $15,557    $12,815
    1/31/2008      $14,508        $15,753    $12,879
    2/29/2008      $13,964        $15,032    $12,916
    3/31/2008      $14,329        $15,461    $13,028
    4/30/2008      $14,506        $15,642    $13,107
    5/31/2008      $14,595        $15,737    $13,217
                   -------        -------    -------
Total Returns        45.95%         57.37%     32.17%


                               16 | Annual Report

AVERAGE ANNUAL TOTAL RETURN

CLASS C   5/31/08
-------   -------
1-Year     +2.27%
5-Year     +2.93%
10-Year    +4.13%

CLASS C (6/1/98-5/31/08)

                               (PERFORMANCE GRAPH)


                 FRANKLIN NEW     LEHMAN
                YORK TAX-FREE    BROTHERS
                 INCOME FUND     MUNICIPAL
     DATE         - CLASS C     BOND INDEX     CPI
-------------   -------------   ----------   -------
     6/1/1998      $10,000        $10,000    $10,000
    6/30/1998      $10,049        $10,039    $10,012
    7/31/1998      $10,074        $10,065    $10,025
    8/31/1998      $10,199        $10,220    $10,037
    9/30/1998      $10,298        $10,347    $10,049
   10/31/1998      $10,313        $10,347    $10,074
   11/30/1998      $10,329        $10,384    $10,074
   12/31/1998      $10,348        $10,410    $10,068
    1/31/1999      $10,440        $10,533    $10,092
    2/28/1999      $10,420        $10,488    $10,104
    3/31/1999      $10,434        $10,502    $10,135
    4/30/1999      $10,466        $10,528    $10,209
    5/31/1999      $10,420        $10,467    $10,209
    6/30/1999      $10,286        $10,317    $10,209
    7/31/1999      $10,309        $10,354    $10,240
    8/31/1999      $10,192        $10,271    $10,264
    9/30/1999      $10,180        $10,275    $10,313
   10/31/1999      $10,044        $10,164    $10,332
   11/30/1999      $10,140        $10,272    $10,338
   12/31/1999      $10,053        $10,196    $10,338
    1/31/2000      $10,005        $10,151    $10,369
    2/29/2000      $10,121        $10,269    $10,430
    3/31/2000      $10,338        $10,494    $10,516
    4/30/2000      $10,271        $10,432    $10,522
    5/31/2000      $10,232        $10,377    $10,534
    6/30/2000      $10,461        $10,652    $10,590
    7/31/2000      $10,571        $10,801    $10,614
    8/31/2000      $10,709        $10,967    $10,614
    9/30/2000      $10,659        $10,910    $10,670
   10/31/2000      $10,751        $11,029    $10,688
   11/30/2000      $10,824        $11,112    $10,694
   12/31/2000      $11,059        $11,387    $10,688
    1/31/2001      $11,132        $11,500    $10,756
    2/28/2001      $11,177        $11,536    $10,799
    3/31/2001      $11,269        $11,640    $10,823
    4/30/2001      $11,207        $11,514    $10,866
    5/31/2001      $11,290        $11,637    $10,915
    6/30/2001      $11,354        $11,715    $10,934
    7/31/2001      $11,497        $11,889    $10,903
    8/31/2001      $11,649        $12,085    $10,903
    9/30/2001      $11,566        $12,044    $10,952
   10/31/2001      $11,680        $12,188    $10,915
   11/30/2001      $11,615        $12,085    $10,897
   12/31/2001      $11,519        $11,971    $10,854
    1/31/2002      $11,683        $12,178    $10,878
    2/28/2002      $11,787        $12,325    $10,921
    3/31/2002      $11,619        $12,083    $10,983
    4/30/2002      $11,765        $12,320    $11,044
    5/31/2002      $11,840        $12,394    $11,044
    6/30/2002      $11,945        $12,526    $11,050
    7/31/2002      $12,071        $12,687    $11,063
    8/31/2002      $12,219        $12,839    $11,100
    9/30/2002      $12,480        $13,120    $11,118
   10/31/2002      $12,296        $12,903    $11,136
   11/30/2002      $12,246        $12,849    $11,136
   12/31/2002      $12,488        $13,120    $11,112
    1/31/2003      $12,458        $13,087    $11,161
    2/28/2003      $12,586        $13,270    $11,247
    3/31/2003      $12,608        $13,278    $11,314
    4/30/2003      $12,704        $13,366    $11,290
    5/31/2003      $12,970        $13,679    $11,271
    6/30/2003      $12,907        $13,621    $11,284
    7/31/2003      $12,470        $13,144    $11,296
    8/31/2003      $12,556        $13,242    $11,339
    9/30/2003      $12,847        $13,631    $11,376
   10/31/2003      $12,826        $13,563    $11,364
   11/30/2003      $12,935        $13,704    $11,333
   12/31/2003      $13,033        $13,817    $11,321
    1/31/2004      $13,108        $13,897    $11,376
    2/29/2004      $13,272        $14,106    $11,437
    3/31/2004      $13,228        $14,057    $11,511
    4/30/2004      $12,930        $13,724    $11,548
    5/31/2004      $12,852        $13,674    $11,615
    6/30/2004      $12,874        $13,724    $11,652
    7/31/2004      $13,030        $13,904    $11,634
    8/31/2004      $13,241        $14,183    $11,640
    9/30/2004      $13,330        $14,258    $11,665
   10/31/2004      $13,442        $14,381    $11,726
   11/30/2004      $13,329        $14,262    $11,732
   12/31/2004      $13,497        $14,437    $11,689
    1/31/2005      $13,621        $14,571    $11,714
    2/28/2005      $13,597        $14,523    $11,781
    3/31/2005      $13,538        $14,431    $11,873
    4/30/2005      $13,719        $14,659    $11,953
    5/31/2005      $13,797        $14,763    $11,941
    6/30/2005      $13,887        $14,854    $11,947
    7/31/2005      $13,827        $14,787    $12,002
    8/31/2005      $13,952        $14,936    $12,064
    9/30/2005      $13,868        $14,836    $12,211
   10/31/2005      $13,796        $14,746    $12,236
   11/30/2005      $13,828        $14,816    $12,138
   12/31/2005      $13,931        $14,944    $12,088
    1/31/2006      $13,952        $14,984    $12,181
    2/28/2006      $14,043        $15,085    $12,205
    3/31/2006      $13,969        $14,981    $12,273
    4/30/2006      $13,966        $14,976    $12,377
    5/31/2006      $13,987        $15,042    $12,439
    6/30/2006      $13,937        $14,986    $12,463
    7/31/2006      $14,078        $15,164    $12,500
    8/31/2006      $14,232        $15,389    $12,525
    9/30/2006      $14,314        $15,496    $12,463
   10/31/2006      $14,384        $15,593    $12,396
   11/30/2006      $14,490        $15,723    $12,377
   12/31/2006      $14,445        $15,668    $12,396
    1/31/2007      $14,417        $15,627    $12,433
    2/28/2007      $14,561        $15,833    $12,500
    3/31/2007      $14,521        $15,794    $12,614
    4/30/2007      $14,554        $15,841    $12,696
    5/31/2007      $14,513        $15,771    $12,773
    6/30/2007      $14,460        $15,689    $12,798
    7/31/2007      $14,543        $15,811    $12,795
    8/31/2007      $14,477        $15,743    $12,771
    9/30/2007      $14,649        $15,976    $12,807
   10/31/2007      $14,708        $16,047    $12,834
   11/30/2007      $14,768        $16,149    $12,910
   12/31/2007      $14,813        $16,194    $12,901
    1/31/2008      $14,924        $16,398    $12,966
    2/29/2008      $14,357        $15,647    $13,003
    3/31/2008      $14,737        $16,095    $13,116
    4/30/2008      $14,901        $16,283    $13,196
    5/31/2008      $14,987        $16,381    $13,307
                   -------        -------    -------
Total Returns        49.87%         63.81%     33.07%

AVERAGE ANNUAL TOTAL RETURN

 ADVISOR
CLASS(8)   5/31/08
--------   -------
1-Year      +3.93%
5-Year      +3.60%
10-Year     +4.77%

ADVISOR CLASS (6/1/98-5/31/08)(8)

                               (PERFORMANCE GRAPH)


                 FRANKLIN NEW     LEHMAN
                YORK TAX-FREE    BROTHERS
                INCOME FUND -    MUNICIPAL
     DATE       ADVISOR CLASS   BOND INDEX     CPI
-------------   -------------   ----------   -------
     6/1/1998      $10,000        $10,000    $10,000
    6/30/1998      $10,054        $10,039    $10,012
    7/31/1998      $10,075        $10,065    $10,025
    8/31/1998      $10,205        $10,220    $10,037
    9/30/1998      $10,318        $10,347    $10,049
   10/31/1998      $10,330        $10,347    $10,074
   11/30/1998      $10,359        $10,384    $10,074
   12/31/1998      $10,375        $10,410    $10,068
    1/31/1999      $10,472        $10,533    $10,092
    2/28/1999      $10,458        $10,488    $10,104
    3/31/1999      $10,486        $10,502    $10,135
    4/30/1999      $10,515        $10,528    $10,209
    5/31/1999      $10,473        $10,467    $10,209
    6/30/1999      $10,343        $10,317    $10,209
    7/31/1999      $10,371        $10,354    $10,240
    8/31/1999      $10,258        $10,271    $10,264
    9/30/1999      $10,251        $10,275    $10,313
   10/31/1999      $10,119        $10,164    $10,332
   11/30/1999      $10,220        $10,272    $10,338
   12/31/1999      $10,137        $10,196    $10,338
    1/31/2000      $10,094        $10,151    $10,369
    2/29/2000      $10,216        $10,269    $10,430
    3/31/2000      $10,440        $10,494    $10,516
    4/30/2000      $10,378        $10,432    $10,522
    5/31/2000      $10,343        $10,377    $10,534
    6/30/2000      $10,580        $10,652    $10,590
    7/31/2000      $10,695        $10,801    $10,614
    8/31/2000      $10,840        $10,967    $10,614
    9/30/2000      $10,804        $10,910    $10,670
   10/31/2000      $10,893        $11,029    $10,688
   11/30/2000      $10,982        $11,112    $10,694
   12/31/2000      $11,225        $11,387    $10,688
    1/31/2001      $11,295        $11,500    $10,756
    2/28/2001      $11,355        $11,536    $10,799
    3/31/2001      $11,455        $11,640    $10,823
    4/30/2001      $11,387        $11,514    $10,866
    5/31/2001      $11,477        $11,637    $10,915
    6/30/2001      $11,557        $11,715    $10,934
    7/31/2001      $11,707        $11,889    $10,903
    8/31/2001      $11,858        $12,085    $10,903
    9/30/2001      $11,788        $12,044    $10,952
   10/31/2001      $11,910        $12,188    $10,915
   11/30/2001      $11,851        $12,085    $10,897
   12/31/2001      $11,759        $11,971    $10,854
    1/31/2002      $11,933        $12,178    $10,878
    2/28/2002      $12,046        $12,325    $10,921
    3/31/2002      $11,881        $12,083    $10,983
    4/30/2002      $12,036        $12,320    $11,044
    5/31/2002      $12,119        $12,394    $11,044
    6/30/2002      $12,223        $12,526    $11,050
    7/31/2002      $12,369        $12,687    $11,063
    8/31/2002      $12,516        $12,839    $11,100
    9/30/2002      $12,790        $13,120    $11,118
   10/31/2002      $12,619        $12,903    $11,136
   11/30/2002      $12,574        $12,849    $11,136
   12/31/2002      $12,829        $13,120    $11,112
    1/31/2003      $12,805        $13,087    $11,161
    2/28/2003      $12,944        $13,270    $11,247
    3/31/2003      $12,973        $13,278    $11,314
    4/30/2003      $13,079        $13,366    $11,290
    5/31/2003      $13,360        $13,679    $11,271
    6/30/2003      $13,302        $13,621    $11,284
    7/31/2003      $12,859        $13,144    $11,296
    8/31/2003      $12,955        $13,242    $11,339
    9/30/2003      $13,263        $13,631    $11,376
   10/31/2003      $13,248        $13,563    $11,364
   11/30/2003      $13,368        $13,704    $11,333
   12/31/2003      $13,476        $13,817    $11,321
    1/31/2004      $13,561        $13,897    $11,376
    2/29/2004      $13,738        $14,106    $11,437
    3/31/2004      $13,699        $14,057    $11,511
    4/30/2004      $13,398        $13,724    $11,548
    5/31/2004      $13,325        $13,674    $11,615
    6/30/2004      $13,366        $13,724    $11,652
    7/31/2004      $13,523        $13,904    $11,634
    8/31/2004      $13,761        $14,183    $11,640
    9/30/2004      $13,850        $14,258    $11,665
   10/31/2004      $13,973        $14,381    $11,726
   11/30/2004      $13,863        $14,262    $11,732
   12/31/2004      $14,046        $14,437    $11,689
    1/31/2005      $14,194        $14,571    $11,714
    2/28/2005      $14,165        $14,523    $11,781
    3/31/2005      $14,112        $14,431    $11,873
    4/30/2005      $14,308        $14,659    $11,953
    5/31/2005      $14,409        $14,763    $11,941
    6/30/2005      $14,511        $14,854    $11,947
    7/31/2005      $14,444        $14,787    $12,002
    8/31/2005      $14,583        $14,936    $12,064
    9/30/2005      $14,503        $14,836    $12,211
   10/31/2005      $14,435        $14,746    $12,236
   11/30/2005      $14,476        $14,816    $12,138
   12/31/2005      $14,592        $14,944    $12,088
    1/31/2006      $14,621        $14,984    $12,181
    2/28/2006      $14,738        $15,085    $12,205
    3/31/2006      $14,655        $14,981    $12,273
    4/30/2006      $14,660        $14,976    $12,377
    5/31/2006      $14,703        $15,042    $12,439
    6/30/2006      $14,645        $14,986    $12,463
    7/31/2006      $14,801        $15,164    $12,500
    8/31/2006      $14,971        $15,389    $12,525
    9/30/2006      $15,065        $15,496    $12,463
   10/31/2006      $15,146        $15,593    $12,396
   11/30/2006      $15,279        $15,723    $12,377
   12/31/2006      $15,226        $15,668    $12,396
    1/31/2007      $15,205        $15,627    $12,433
    2/28/2007      $15,379        $15,833    $12,500
    3/31/2007      $15,344        $15,794    $12,614
    4/30/2007      $15,388        $15,841    $12,696
    5/31/2007      $15,340        $15,771    $12,773
    6/30/2007      $15,292        $15,689    $12,798
    7/31/2007      $15,388        $15,811    $12,795
    8/31/2007      $15,326        $15,743    $12,771
    9/30/2007      $15,516        $15,976    $12,807
   10/31/2007      $15,587        $16,047    $12,834
   11/30/2007      $15,672        $16,149    $12,910
   12/31/2007      $15,729        $16,194    $12,901
    1/31/2008      $15,854        $16,398    $12,966
    2/29/2008      $15,247        $15,647    $13,003
    3/31/2008      $15,660        $16,095    $13,116
    4/30/2008      $15,856        $16,283    $13,196
    5/31/2008      $15,942        $16,381    $13,307
                   -------        -------    -------
Total Returns        59.42%         63.81%     33.07%


                               Annual Report | 17

ENDNOTES

BECAUSE MUNICIPAL BONDS ARE PARTICULARLY SENSITIVE TO INTEREST RATE MOVEMENTS, THE FUND'S YIELD AND SHARE PRICE WILL FLUCTUATE WITH MARKET CONDITIONS. BOND PRICES GENERALLY MOVE IN THE OPPOSITE DIRECTION OF INTEREST RATES. THUS, AS PRICES OF BONDS IN THE FUND ADJUST TO A RISE IN INTEREST RATES, THE FUND'S SHARE PRICE MAY DECLINE. SINCE THE FUND CONCENTRATES ITS INVESTMENTS IN A SINGLE STATE, IT IS SUBJECT TO GREATER RISK OF ADVERSE ECONOMIC AND REGULATORY CHANGES IN THAT STATE THAN A GEOGRAPHICALLY DIVERSIFIED FUND. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS B: These shares have higher annual fees and expenses than Class A shares.

CLASS C: Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

ADVISOR CLASS: Shares are available to certain eligible investors as described in the prospectus.

(1.) Cumulative total return represents the change in value of an investment over the periods indicated.

(2.) Average annual total return represents the average annual change in value of an investment over the periods indicated.

(3.) In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

(4.) Distribution rate is based on an annualization of the respective class's
     May dividend and the maximum offering price (NAV for Classes B, C and Advisor) per share on 5/31/08.

(5.) Taxable equivalent distribution rate and yield assume the published rates as of 12/24/07 for the maximum combined effective federal and New York state and City personal income tax rate of 41.82%, based on the federal income tax rate of 35.00%.

(6.) Yield, calculated as required by the SEC, is based on the earnings of the Fund's portfolio for the 30 days ended 5/31/08.

(7.) Figures are as stated in the Fund's prospectus current as of the date of this report.

(8.) Effective 10/1/01, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 10/1/01, a restated figure is used based upon the Fund's Class A performance, excluding the effect of Class A's maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 9/30/01, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 10/1/01 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +35.23% and +4.63%.

(9.) Source: Standard & Poor's Micropal. The Lehman Brothers Municipal Bond
     Index is a market value-weighted index engineered for the long-term tax-exempt bond market. All bonds included have a minimum credit rating of at least Baa3/BBB-. They must have an outstanding par value of at least $7 million and be issued as part of a transaction of at least $75 million. The bonds must be dated after 12/31/90, and must be at least one year from their maturity date. Remarketed issues, taxable municipal bonds, bonds with floating rates and derivatives are excluded from the index. The index has four main bond sectors: general obligation, revenue, insured and prerefunded. The Consumer Price Index (CPI), calculated by the U.S. Bureau of Labor Statistics, is a commonly used measure of the inflation rate.


                               18 | Annual Report

Your Fund's Expenses

As a Fund shareholder, you can incur two types of costs:

- Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

- Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period, by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.   Divide your account value by $1,000.

     IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."

     IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


                               Annual Report | 19

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

                                                     BEGINNING ACCOUNT   ENDING ACCOUNT     EXPENSES PAID DURING
                                                       VALUE 12/1/07      VALUE 5/31/08   PERIOD* 12/1/07-5/31/08
                                                     -----------------   --------------   -----------------------
CLASS A
Actual                                                     $1,000          $1,017.70               $2.98
Hypothetical (5% return before expenses)                   $1,000          $1,022.05               $2.98

CLASS B
Actual                                                     $1,000          $1,014.00               $5.79
Hypothetical (5% return before expenses)                   $1,000          $1,019.25               $5.81

CLASS C
Actual                                                     $1,000          $1,014.90               $5.79
Hypothetical (5% return before expenses)                   $1,000          $1,019.25               $5.81

ADVISOR CLASS
Actual                                                     $1,000          $1,017.30               $2.52
Hypothetical (5% return before expenses)                   $1,000          $1,022.50               $2.53

* Expenses are calculated using the most recent six-month expense ratio, annualized for each class (A: 0.59% B: 1.15%; C: 1.15%; and Advisor:
     0.50%), multiplied by the average account value over the period, multiplied by 183/366 to reflect the one-half year period.


                               20 | Annual Report

Franklin New York Tax-Free Income Fund

FINANCIAL HIGHLIGHTS

                                                                             YEAR ENDED MAY 31,
                                                   ----------------------------------------------------------------------
CLASS A                                               2008           2007           2006           2005           2004
-------                                            ----------     ----------     ----------     ----------     ----------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year .............   $    11.69     $    11.72     $    12.01     $    11.64     $    12.22
                                                   ----------     ----------     ----------     ----------     ----------
Income from investment operations(a):
   Net investment income(b) ....................         0.51           0.51           0.52           0.54           0.55
   Net realized and unrealized gains (losses) ..        (0.06)         (0.02)         (0.29)          0.37          (0.58)
                                                   ----------     ----------     ----------     ----------     ----------
Total from investment operations ...............         0.45           0.49           0.23           0.91          (0.03)
                                                   ----------     ----------     ----------     ----------     ----------
Less distributions from:
   Net investment income .......................        (0.51)         (0.51)         (0.52)         (0.54)         (0.55)
   Net realized gains ..........................        (0.02)         (0.01)            --             --             --
                                                   ----------     ----------     ----------     ----------     ----------
Total distributions ............................        (0.53)         (0.52)         (0.52)         (0.54)         (0.55)
                                                   ----------     ----------     ----------     ----------     ----------
Redemption fees ................................           --(d)          --(d)          --(d)          --(d)          --
                                                   ----------     ----------     ----------     ----------     ----------
Net asset value, end of year ...................   $    11.61     $    11.69     $    11.72     $    12.01     $    11.64
                                                   ==========     ==========     ==========     ==========     ==========

Total return(c) ................................         3.92%          4.25%          1.95%          7.95%         (0.27)%

RATIO TO AVERAGE NET ASSETS
Expenses .......................................         0.60%          0.61%          0.60%          0.60%          0.60%
Net investment income ..........................         4.38%          4.37%          4.41%          4.50%          4.62%

SUPPLEMENTAL DATA
Net assets, end of year (000's) ................   $4,701,098     $4,411,763     $4,351,378     $4,497,924     $4,429,312
Portfolio turnover rate ........................        11.88%          5.59%          9.71%         10.97%         10.35%

(a) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(b)  Based on average daily shares outstanding.

(c) Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

(d)  Amount rounds to less than $0.01 per share.


                                 Annual Report |
 The accompanying notes are an integral part of these financial statements. | 21

Franklin New York Tax-Free Income Fund

                                                                        YEAR ENDED MAY 31,
                                                   ------------------------------------------------------------
CLASS B                                              2008         2007         2006         2005         2004
-------                                            --------     --------     --------     --------     --------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year .............   $  11.67     $  11.70     $  11.99     $  11.61     $  12.20
                                                   --------     --------     --------     --------     --------
Income from investment operations(a):
   Net investment income(b) ....................       0.44         0.45         0.45         0.47         0.48
   Net realized and unrealized gains (losses) ..      (0.07)       (0.02)       (0.29)        0.38        (0.59)
                                                   --------     --------     --------     --------     --------
Total from investment operations ...............       0.37         0.43         0.16         0.85        (0.11)
                                                   --------     --------     --------     --------     --------
Less distributions from:
   Net investment income .......................      (0.44)       (0.45)       (0.45)       (0.47)       (0.48)
   Net realized gains ..........................      (0.02)       (0.01)          --           --           --
                                                   --------     --------     --------     --------     --------
Total distributions ............................      (0.46)       (0.46)       (0.45)       (0.47)       (0.48)
                                                   --------     --------     --------     --------     --------
Redemption fees ................................         --(d)        --(d)        --(d)        --(d)        --
                                                   --------     --------     --------     --------     --------
Net asset value, end of year ...................   $  11.58     $  11.67     $  11.70     $  11.99     $  11.61
                                                   ========     ========     ========     ========     ========

Total return(c) ................................       3.26%        3.67%        1.38%        7.46%       (0.91)%

RATIO TO AVERAGE NET ASSETS
Expenses .......................................       1.16%        1.17%        1.16%        1.16%        1.16%
Net investment income ..........................       3.82%        3.81%        3.85%        3.94%        4.06%

SUPPLEMENTAL DATA
Net assets, end of year (000's) ................   $148,693     $178,205     $207,209     $231,020     $231,664
Portfolio turnover rate ........................       1.88%        5.59%        9.71%       10.97%       10.35%

(a) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(b)  Based on average daily shares outstanding.

(c) Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

(d)  Amount rounds to less than $0.01 per share.


 22 | The accompanying notes are an integral part of these financial statements.
                                 | Annual Report

Franklin New York Tax-Free Income Fund

                                                                        YEAR ENDED MAY 31,
                                                   ------------------------------------------------------------
CLASS C                                              2008         2007         2006         2005         2004
-------                                            --------     --------     --------     --------     --------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year..............   $  11.69     $  11.71     $  12.00     $  11.63     $  12.22
                                                   --------     --------     --------     --------     --------
Income from investment operations(a):
   Net investment income(b).....................       0.44         0.45         0.45         0.47         0.48
   Net realized and unrealized gains (losses)...      (0.07)       (0.01)       (0.29)        0.37        (0.59)
                                                   --------     --------     --------     --------     --------
Total from investment operations................       0.37         0.44         0.16         0.84        (0.11)
                                                   --------     --------     --------     --------     --------
Less distributions from:
   Net investment income........................      (0.44)       (0.45)       (0.45)       (0.47)       (0.48)
   Net realized gains...........................      (0.02)       (0.01)          --           --           --
                                                   --------     --------     --------     --------     --------
Total distributions.............................      (0.46)       (0.46)       (0.45)       (0.47)       (0.48)
                                                   --------     --------     --------     --------     --------
Redemption fees.................................         --(d)        --(d)        --(d)        --(d)        --
                                                   --------     --------     --------     --------     --------
Net asset value, end of year....................   $  11.60     $  11.69     $  11.71     $  12.00     $  11.63
                                                   ========     ========     ========     ========     ========
Total return(c).................................       3.26%        3.76%        1.38%        7.36%       (0.91)%

RATIO TO AVERAGE NET ASSETS
Expenses........................................       1.16%        1.17%        1.16%        1.16%        1.16%
Net investment income...........................       3.82%        3.81%        3.85%        3.94%        4.06%

SUPPLEMENTAL DATA
Net assets, end of year (000's).................   $398,418     $272,837     $245,444     $235,805     $231,051
Portfolio turnover rate.........................      11.88%        5.59%        9.71%       10.97%       10.35%

(a) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(b)  Based on average daily shares outstanding.

(c) Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

(d)  Amount rounds to less than $0.01 per share.


                                 Annual Report |
 The accompanying notes are an integral part of these financial statements. | 23

Franklin New York Tax-Free Income Fund

                                                                      YEAR ENDED MAY 31,
                                                   -------------------------------------------------------
ADVISOR CLASS                                        2008        2007        2006       2005        2004
-------------                                      -------     -------     -------     -------     -------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year..............   $ 11.70     $ 11.73     $ 12.02     $ 11.64     $ 12.23
                                                   -------     -------     -------     -------     -------
Income from investment operations(a):
   Net investment income(b).....................      0.52        0.53        0.53        0.55        0.56
   Net realized and unrealized gains (losses)...     (0.07)      (0.02)      (0.29)       0.38       (0.59)
                                                   -------     -------     -------     -------     -------
Total from investment operations................      0.45        0.51        0.24        0.93       (0.03)
                                                   -------     -------     -------     -------     -------
Less distributions from:
   Net investment income........................     (0.52)      (0.53)      (0.53)      (0.55)      (0.56)
   Net realized gains...........................     (0.02)      (0.01)         --          --          --
                                                   -------     -------     -------     -------     -------
Total distributions.............................     (0.54)      (0.54)      (0.53)      (0.55)      (0.56)
                                                   -------     -------     -------     -------     -------
Redemption fees ................................        --(c)       --(c)       --(c)       --(c)       --
                                                   -------     -------     -------     -------     -------
Net asset value, end of year....................   $ 11.61     $ 11.70     $ 11.73     $ 12.02     $ 11.64
                                                   =======     =======     =======     =======     =======

Total return ...................................      3.93%       4.34%       2.04%       8.14%      (0.26)%

RATIOS TO AVERAGE NET ASSETS
Expenses........................................      0.51%       0.52%       0.51%       0.51%       0.51%
Net investment income...........................      4.47%       4.46%       4.50%       4.59%       4.71%

SUPPLEMENTAL DATA
Net assets, end of year (000's).................   $84,781     $61,547     $44,308     $30,487     $22,470
Portfolio turnover rate.........................     11.88%       5.59%       9.71%      10.97%      10.35%

(a) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(b)  Based on average daily shares outstanding.

(c)  Amount rounds to less than $0.01 per share.


 24 | The accompanying notes are an integral part of these financial statements.
                                 | Annual Report

Franklin New York Tax-Free Income Fund

STATEMENT OF INVESTMENTS, MAY 31, 2008

                                                                     PRINCIPAL
                                                                       AMOUNT          VALUE
                                                                    -----------   --------------
    LONG TERM INVESTMENTS 95.0%
    MUNICIPAL BONDS 95.0%
    NEW YORK 93.1%
    Albany Housing Authority Limited Obligation Revenue,
       Refunding, 6.25%, 10/01/12 ...............................   $ 5,250,000   $    5,259,713
    Albany IDA Civic Facility Revenue,
       Albany Medical Center Project, 6.00%, 5/01/19 ............     1,270,000        1,281,354
       Albany Medical Center Project, 6.00%, 5/01/29 ............     1,460,000        1,417,631
       St. Peter's Hospital Project, Series A, 5.25%, 11/15/27 ..     5,000,000        4,987,750
       St. Peter's Hospital Project, Series A, 5.25%, 11/15/32 ..     5,000,000        4,898,700
       St. Peter's Hospital Project, Series E, 5.50%, 11/15/27 ..     1,135,000        1,154,193
       St. Peter's Hospital Project, Series E, 5.25%, 11/15/32 ..     1,150,000        1,124,413
       St. Rose Project, Series A, AMBAC Insured, Pre-Refunded,
          5.375%, 7/01/31 .......................................     2,750,000        2,993,485
    Albany Parking Authority Revenue,
       Refunding, Series A, 5.625%, 7/15/20 .....................       555,000          606,321
       Refunding, Series A, 5.625%, 7/15/25 .....................       415,000          453,375
       Series A, Pre-Refunded, 5.625%, 7/15/20 ..................       695,000          759,072
       Series A, Pre-Refunded, 5.625%, 7/15/25 ..................       585,000          638,931
    Amherst IDA Civic Facility Revenue, University of Buffalo
       Foundation Faculty-Student Housing Corp.,
       Series A, AMBAC Insured, 5.125%, 8/01/20 .................     1,410,000        1,490,511
       Series A, AMBAC Insured, 5.25%, 8/01/31 ..................     5,055,000        5,284,295
       Series B, AMBAC Insured, 5.625%, 8/01/20 .................     1,690,000        1,785,857
       Series B, AMBAC Insured, 5.75%, 8/01/25 ..................     3,050,000        3,217,750
       Series B, AMBAC Insured, 5.75%, 8/01/30 ..................     3,440,000        3,612,344
       Series B, AMBAC Insured, 5.25%, 8/01/31 ..................     1,000,000        1,045,360
    Battery Park City Authority Revenue, Refunding,
       Series A, 5.00%,
       11/01/24 .................................................     9,000,000        9,451,350
       11/01/25 .................................................    12,000,000       12,572,040
       11/01/26 .................................................    14,250,000       14,894,100
    Clinton County COP, Correctional Facilities Project,
       8.125%, 8/01/17 ..........................................     4,370,000        5,169,841
    Dutchess County IDA Civic Facility Revenue, Vassar College
       Project, Pre-Refunded, 5.35%, 9/01/40 ....................    16,000,000       17,437,120
    Geneva IDA Civic Facilities Revenue, Colleges of the Seneca
       Project, AMBAC Insured,
       5.00%, 9/01/21 ...........................................     2,835,000        2,947,776
       5.125%, 9/01/31 ..........................................     5,045,000        5,192,667
    Hempstead Town IDA Civic Facility Revenue, Adelphi University
       Civic Facility, 5.00%,
       10/01/30 .................................................     3,000,000        3,049,470
       10/01/35 .................................................     1,500,000        1,519,170
    Ilion Elderly Housing Corp. Mortgage Revenue, 7.25%,
       7/01/09 ..................................................       470,000          471,452
    Liberty Development Corp. Revenue,
       5.50%, 10/01/37 ..........................................    27,000,000       28,889,730
       Goldman Sachs Headquarters, 5.25%, 10/01/35 ..............    68,600,000       70,926,912
    Long Island Power Authority Electric System Revenue,
       General, Series A, AMBAC Insured, Pre-Refunded, 5.25%,
       12/01/26 .................................................     5,000,000        5,050,000
       General, Series A, FSA Insured, Pre-Refunded, 5.125%,
       12/01/22 .................................................    28,210,000       28,492,100
       General, Series A, MBIA Insured, Pre-Refunded, 5.75%,
       12/01/24 .................................................    15,060,000       15,210,600
       General, Series A, MBIA Insured, Pre-Refunded, 5.25%,
       12/01/26 .................................................     9,000,000        9,090,000
       General, Series A, Pre-Refunded, 5.75%, 12/01/24 .........    15,000,000       15,151,650
       General, Series B, 5.00%, 12/01/35 .......................     5,000,000        5,019,600


                               Annual Report | 25

Franklin New York Tax-Free Income Fund

                                                                     PRINCIPAL
                                                                       AMOUNT          VALUE
                                                                    -----------   --------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    NEW YORK (CONTINUED)
    Long Island Power Authority Electric System
       Revenue, (continued)
       General, Series C, 5.00%, 9/01/35 ........................   $16,000,000   $   16,063,200
       Series A, AMBAC Insured, 5.00%, 9/01/29 ..................    24,000,000       24,448,800
       Series A, AMBAC Insured, 5.00%, 9/01/34 ..................    20,670,000       20,944,704
    Madison County IDA Civic Facility Revenue, Colgate University
       Project, Series B, 5.00%, 7/01/33 ........................     2,000,000        2,029,440
    Middleburg Central School District GO, FGIC Insured,
       4.60%, 8/15/17 ...........................................     1,045,000        1,068,471
       4.625%, 8/15/18 ..........................................     1,155,000        1,178,608
       4.625%, 8/15/19 ..........................................     1,210,000        1,230,001
       4.75%, 8/15/20 ...........................................     1,270,000        1,291,654
       4.75%, 8/15/21 ...........................................     1,330,000        1,348,088
    Monroe County IDAR, Civic Facilities, De Paul Community
       Facilities, 6.50%, 2/01/24 ...............................     1,285,000        1,288,508
    Montgomery County IDA Lease Revenue, Hamilton Fulton
       Montgomery Board of Cooperative Educational Services
       Project, Series A, XLCA Insured, 5.00%,
       7/01/29 ..................................................     5,710,000        5,739,464
       7/01/34 ..................................................     3,000,000        2,999,880
    MTA Commuter Facilities Revenue,
       Series 8, Pre-Refunded, 5.50%, 7/01/21 ...................     5,000,000        5,571,800
       Series A, FGIC Insured, Pre-Refunded, 5.25%, 7/01/28 .....     8,655,000        9,283,353
       Series A, Pre-Refunded, 6.00%, 7/01/24 ...................     5,575,000        5,827,994
       Series A, Pre-Refunded, 5.25%, 7/01/28 ...................    18,300,000       19,712,577
       Series A, Pre-Refunded, 6.125%, 7/01/29 ..................     9,625,000       10,074,487
       Series C-1, FGIC Insured, Pre-Refunded, 5.375%, 7/01/27 ..    19,100,000       19,829,620
       Series R, Pre-Refunded, 5.50%, 7/01/17 ...................     2,000,000        2,276,920
    MTA Dedicated Tax Fund Revenue,
       Refunding, Series A, 5.00%, 11/15/30 .....................    25,000,000       25,247,250
       Series A, FGIC Insured, Pre-Refunded, 6.00%, 4/01/30 .....    27,260,000       29,051,527
       Series A, FSA Insured, 5.00%, 11/15/28 ...................    41,575,000       42,554,923
       Series A, FSA Insured, 5.00%, 11/15/32 ...................    71,685,000       73,026,226
       Series A, FSA Insured, Pre-Refunded, 5.00%, 4/01/29 ......    25,800,000       28,532,220
       Series A, MBIA Insured, 5.00%, 11/15/35 ..................    45,430,000       46,338,146
       Series A, MBIA Insured, Pre-Refunded, 5.25%, 4/01/26 .....    20,500,000       21,884,775
       Series B, MBIA Insured, 4.75%, 11/15/26 ..................     5,200,000        5,286,736
    MTA Revenue,
       New York Dedicated Tax Fund, Series B, MBIA Insured,
          5.00%, 11/15/31 .......................................    40,000,000       40,911,600
       Refunding, Series A, FGIC Insured, 5.00%, 11/15/25 .......    22,010,000       22,395,395
       Refunding, Series A, FGIC Insured, 5.25%, 11/15/31 .......    34,000,000       34,578,000
       Refunding, Series A, FSA Insured, 5.00%, 11/15/30 ........    68,130,000       69,240,519
       Refunding, Series A, MBIA Insured, 5.125%, 11/15/31 ......    15,000,000       15,301,050
       Refunding, Series E, 5.25%, 11/15/31 .....................    15,000,000       15,285,000
       Refunding, Series U, FGIC Insured, 5.125%, 11/15/31 ......     5,000,000        5,090,250
       Series A, 5.00%, 11/15/37 ................................    48,000,000       48,430,560
       Series A, FGIC Insured, 5.00%, 11/15/32 ..................    10,355,000       10,487,648
       Series B, 5.00%, 11/15/37 ................................    25,000,000       25,224,250
       Series B, Pre-Refunded, 5.25%, 11/15/32 ..................    28,720,000       31,944,682
       Transportation, Series A, 5.00%, 11/15/35 ................    26,640,000       26,895,211
       Transportation, Series F, 5.00%, 11/15/35 ................    11,000,000       11,094,930


                                26 | Annual Report

Franklin New York Tax-Free Income Fund

                                                                     PRINCIPAL
                                                                       AMOUNT          VALUE
                                                                    -----------   --------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    NEW YORK (CONTINUED)
    MTA Service Contract Revenue,
       Commuter Facilities, Series 7, ETM, zero cpn., 7/01/10 ...   $ 7,500,000   $    7,094,025
       Commuter Facilities, Series 7, ETM, zero cpn., 7/01/11 ...     7,590,000        6,911,226
       Commuter Facilities, Series 7, ETM, zero cpn., 7/01/13 ...     2,065,000        1,731,585
       Refunding, Series A, 5.125%, 1/01/29 .....................     6,000,000        6,106,680
       Refunding, Series A, AMBAC Insured, 5.25%, 7/01/31 .......    50,000,000       51,436,500
       Refunding, Series A, FGIC Insured, 5.00%, 7/01/25 ........    12,760,000       13,037,530
       Series B, 5.375%, 1/01/30 ................................    50,000,000       51,329,500
       Series B, MBIA Insured, 5.00%, 1/01/31 ...................    22,290,000       22,559,263
       Transit Facilities, Series 7, ETM, zero cpn., 7/01/09 ....    13,125,000       12,830,737
       Transit Facilities, Series 7, ETM, zero cpn., 7/01/10 ....     9,000,000        8,512,830
       Transit Facilities, Series 7, ETM, zero cpn., 7/01/12 ....    15,380,000       13,421,818
       Transit Facilities, Series 7, ETM, zero cpn., 7/01/13 ....     7,935,000        6,653,815
    MTA Transit Facilities Revenue, Series A, Pre-Refunded,
       5.50%, 7/01/22 ...........................................    16,170,000       16,296,288
       6.00%, 7/01/24 ...........................................     7,000,000        7,313,810
       5.625%, 7/01/27 ..........................................    14,440,000       14,553,498
       6.125%, 7/01/29 ..........................................    11,595,000       12,130,109
    Nassau County Tobacco Settlement Corp. Revenue, Asset Backed,
       Series A, Pre-Refunded, 6.50%, 7/15/27 ...................    15,000,000       15,882,750
    Nassau Health Care Corp. Health System Revenue, Nassau County
       Guaranteed, FSA Insured, Pre-Refunded, 5.75%, 8/01/29 ....    36,040,000       38,231,232
    New York City GO,
       Citysavers, Series B, zero cpn., 8/01/09 .................     8,875,000        8,639,990
       Citysavers, Series B, zero cpn., 8/01/10 .................     2,690,000        2,515,580
       Citysavers, Series B, zero cpn., 6/01/12 .................     1,030,000          952,400
       Citysavers, Series B, zero cpn., 12/01/12 ................     1,030,000          934,591
       Citysavers, Series B, zero cpn., 6/01/13 .................     1,030,000          910,407
       Citysavers, Series B, zero cpn., 12/01/13 ................     1,030,000          892,732
       Citysavers, Series B, zero cpn., 6/01/14 .................     1,030,000          867,219
       Citysavers, Series B, zero cpn., 12/01/14 ................     1,030,000          849,709
       Citysavers, Series B, zero cpn., 6/01/15 .................     1,030,000          825,185
       Citysavers, Series B, zero cpn., 12/01/15 ................     1,030,000          806,830
       Citysavers, Series B, zero cpn., 6/01/16 .................     1,030,000          782,584
       Citysavers, Series B, zero cpn., 12/01/16 ................     1,030,000          764,497
       Citysavers, Series B, zero cpn., 6/01/17 .................     1,030,000          741,456
       Citysavers, Series B, zero cpn., 12/01/17 ................     1,030,000          723,760
       Citysavers, Series B, zero cpn., 6/01/18 .................     1,030,000          701,533
       Citysavers, Series B, zero cpn., 12/01/18 ................     1,005,000          667,682
       Citysavers, Series B, zero cpn., 6/01/19 .................     1,030,000          662,342
       Citysavers, Series B, zero cpn., 12/01/19 ................     1,030,000          646,315
       Citysavers, Series B, zero cpn., 6/01/20 .................    10,000,000        5,642,200
       Fiscal 2003, Series I, 5.00%, 3/01/29 ....................    10,000,000       10,150,900
       Fiscal 2003, Series I, 5.00%, 3/01/30 ....................    14,785,000       14,989,329
       Pre-Refunded, 5.50%, 5/15/24 .............................     8,920,000        9,554,569
       Refunding, 5.50%, 5/15/24 ................................     1,080,000        1,125,814
       Refunding, Series C, 5.00%, 1/01/26 ......................     4,045,000        4,161,334
       Refunding, Series G, AMBAC Insured, 5.00%, 8/01/22 .......    15,000,000       15,688,050


                               Annual Report | 27

Franklin New York Tax-Free Income Fund

                                                                     PRINCIPAL
                                                                      AMOUNT          VALUE
                                                                    -----------   --------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    NEW YORK (CONTINUED)
    New York City GO, (continued)
       Series A, FSA Insured, 6.00%, 5/15/30 ....................   $ 1,095,000   $  1,162,058
       Series A, FSA Insured, Pre-Refunded, 6.00%, 5/15/30 ......     5,155,000      5,570,545
       Series B, 7.00%, 2/01/18 .................................        25,000         25,086
       Series C, 7.00%, 2/01/12 .................................       705,000        709,970
       Series C, FSA Insured, 5.125%, 3/15/25 ...................       165,000        169,518
       Series C, FSA Insured, Pre-Refunded, 5.125%, 3/15/25 .....     6,335,000      6,843,067
       Series D, 8.00%, 8/01/17 .................................         5,000          5,041
       Series D, 7.50%, 2/01/18 .................................         5,000          5,019
       Series D, 5.125%, 8/01/19 ................................     1,985,000      2,049,691
       Series D, 5.50%, 6/01/24 .................................    16,160,000     16,997,411
       Series D, 5.00%, 10/15/29 ................................     5,000,000      5,077,200
       Series D, 5.00%, 11/01/34 ................................     5,000,000      5,057,150
       Series D, Pre-Refunded, 5.50%, 6/01/24 ...................     7,785,000      8,536,564
       Series D1, 5.125%, 12/01/28 ..............................     5,230,000      5,431,094
       Series F, 5.30%, 1/15/26 .................................    24,070,000     24,923,763
       Series F, Pre-Refunded, 5.30%, 1/15/26 ...................    20,930,000     22,941,792
       Series H, 7.20%, 2/01/15 .................................         5,000          5,018
       Series H, FSA Insured, 5.375%, 8/01/27 ...................     8,510,000      8,616,375
       Series H, MBIA Insured, 5.125%, 8/01/25 ..................     3,645,000      3,685,022
       Series H, MBIA Insured, Pre-Refunded, 5.125%, 8/01/25 ....       355,000        360,442
       Series J, Sub Series J1, AMBAC Insured, 5.00%, 6/01/23 ...    20,000,000     20,883,400
       Series M, 5.00%, 4/01/35 .................................    10,000,000     10,114,600
       Sub Series L-1, 5.00%, 4/01/27  ..........................    13,295,000     13,678,960
    New York City IDA Civic Facility Revenue,
       College of New Rochelle Project, 5.80%, 9/01/26 ..........     1,500,000      1,526,670
       Ethical Culture School Project, Series B-1, XLCA Insured,
          5.00%, 6/01/35 ........................................     7,820,000      7,838,221
       Institute of International Education Inc. Project, 5.25%,
          9/01/21 ...............................................     1,530,000      1,580,918
       Institute of International Education Inc. Project, 5.25%,
          9/01/31 ...............................................     5,235,000      5,312,373
       New York University Project, AMBAC Insured, 5.00%,
          7/01/31 ...............................................    18,000,000     18,275,760
       Staten Island University Hospital Project, Series A,
          6.375%, 7/01/31 .......................................     3,860,000      3,770,950
    New York City IDAR, Queens Baseball Stadium, Pilot, AMBAC
       Insured, 5.00%, 1/01/39 ..................................     8,000,000      8,060,720
    New York City Municipal Finance Authority Revenue, Series D,
       FSA Insured, 5.00%, 6/15/38 ..............................    59,000,000     60,608,340
    New York City Municipal Finance Authority Water and Sewer
       System Revenue,
       2002, Series B, 5.00%, 6/15/26 ...........................    25,000,000     25,463,500
       Second General Resolution, Refunding, Series AA, 5.00%,
          6/15/37 ...............................................    10,000,000     10,248,100
       Series B, 5.00%, 6/15/36 .................................    25,000,000     25,580,500
    New York City Municipal Water Finance Authority Water and
       Sewer System Revenue,
       Fiscal 2004, Refunding, Series C, 5.00%, 6/15/35 .........    10,000,000     10,187,300
       Refunding, Series B, 6.10%, 6/15/31 ......................    11,005,000     11,827,734
       Refunding, Series B, 6.00%, 6/15/33 ......................     6,040,000      6,479,712
       Refunding, Series D, 5.00%, 6/15/37 ......................    14,865,000     15,164,827
       Refunding, Series D, AMBAC Insured, 5.00%, 6/15/39 .......     7,900,000      8,092,602
    (a)Refunding, Series DD, 5.00%, 6/15/37 .....................    30,000,000     30,809,400
       Refunding, Series E, MBIA Insured, 5.125%, 6/15/31 .......    34,175,000     35,131,216
       Second General Resolution, Series AA, 4.75%, 6/15/37 .....    40,000,000     40,105,200
       Series A, FGIC Insured, Pre-Refunded, 5.75%, 6/15/31 .....    19,315,000     20,286,158
       Series A, FGIC Insured, Pre-Refunded, 5.50%, 6/15/32 .....    11,655,000     12,211,410


                               28 | Annual Report

Franklin New York Tax-Free Income Fund

                                                                     PRINCIPAL
                                                                      AMOUNT          VALUE
                                                                    -----------   --------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    NEW YORK (CONTINUED)
    New York City Municipal Water Finance Authority Water and
       Sewer System Revenue, (continued)
       Series A, FGIC Insured, Pre-Refunded, 5.25%, 6/15/33 .....   $ 7,000,000   $ 7,522,340
       Series A, Pre-Refunded, 5.75%, 6/15/30 ...................    41,190,000    43,261,033
       Series B, Pre-Refunded, 6.10%, 6/15/31 ...................     3,995,000     4,332,578
       Series B, Pre-Refunded, 6.00%, 6/15/33 ...................    10,260,000    11,106,758
    New York City Transitional Finance Authority Building Aid
       Revenue, Series S-2, FGIC Insured, 5.00%, 1/15/37 ........    22,000,000    22,337,260
    New York City Transitional Finance Authority Revenue,
       Future Tax Secured, 2004, Series C, Pre-Refunded, 5.50%,
          5/01/25 ...............................................        55,000        57,406
       Future Tax Secured, 2005, Series B, 5.00%, 5/01/26 .......     1,515,000     1,532,513
       Future Tax Secured, 2005, Series C, 5.00%, 5/01/29 .......     1,485,000     1,504,572
       Future Tax Secured, 2005, Series C, Pre-Refunded, 5.50%,
          5/01/25 ...............................................     5,515,000     5,756,281
       Future Tax Secured, 2005, Series C, Pre-Refunded, 5.00%,
          5/01/29 ...............................................     3,730,000     3,876,477
       Future Tax Secured, Refunding, Series B, 5.00%, 5/01/30 ..     7,290,000     7,419,397
       Future Tax Secured, Refunding, Series B, AMBAC Insured,
          5.00%, 5/01/30 ........................................     2,900,000     2,965,424
       Future Tax Secured, Refunding, Series B, MBIA Insured,
          5.00%, 8/01/32 ........................................    15,000,000    15,354,750
       Future Tax Secured, Series A, 5.25%, 8/01/31 .............    28,205,000    29,206,842
       Future Tax Secured, Series A, FGIC Insured, 5.00%,
          5/01/28 ...............................................    15,805,000    16,030,379
       Future Tax Secured, Series A, FGIC Insured, Pre-Refunded,
          5.00%, 5/01/28 ........................................       260,000       277,215
       Future Tax Secured, Series A, Pre-Refunded, 5.625%,
          2/15/26 ...............................................    20,000,000    21,309,600
       Future Tax Secured, Series A, Pre-Refunded, 6.00%,
          8/15/29 ...............................................    29,000,000    30,587,170
       Future Tax Secured, Series A, Pre-Refunded, 5.25%,
          5/01/31 ...............................................    27,005,000    28,980,686
       Future Tax Secured, Series A, Pre-Refunded, 5.25%,
          8/01/31 ...............................................     2,400,000     2,656,200
       Future Tax Secured, Series B, AMBAC Insured, Pre-Refunded,
          5.00%, 5/01/30 ........................................       100,000       108,625
       Future Tax Secured, Series B, Pre-Refunded, 6.00%,
          11/15/29 ..............................................    15,000,000    16,209,150
       Future Tax Secured, Series B, Pre-Refunded, 5.00%,
          5/01/30 ...............................................       230,000       249,838
       Future Tax Secured, Series C, Pre-Refunded, 5.50%,
          11/01/24 ..............................................    16,800,000    17,974,992
       Future Tax Secured, Series C, Pre-Refunded, 5.50%,
          5/01/25 ...............................................     4,430,000     4,623,813
       Future Tax Secured, Series C, Pre-Refunded, 5.50%,
          11/01/29 ..............................................    13,660,000    14,615,380
       Future Tax Secured, Series D, 5.00%, 2/01/27 .............    62,025,000    63,547,093
       Future Tax Secured, Series E, 5.00%, 2/01/25 .............     5,000,000     5,154,550
       Future Tax Secured, Series E, 5.00%, 2/01/27 .............    10,000,000    10,266,600
       Future Tax Secured, Series E, 5.00%, 2/01/33 .............    18,035,000    18,378,747
       Future Tax Secured Bonds, Series C, MBIA Insured, 5.00%,
          5/01/29  ..............................................       335,000       340,276
       Future Tax Secured Bonds, Series C, MBIA Insured,
          Pre-Refunded, 5.00%, 5/01/29 ..........................     1,030,000     1,070,448
       Series C, MBIA Insured, Pre-Refunded, 5.00%, 5/01/29 .....     2,270,000     2,359,143
    New York City Transportation Authority MTA Triborough Bridge
       and Tunnel Authority COP,
       Series A, AMBAC Insured, Pre-Refunded, 5.25%, 1/01/29 ....    79,840,000    84,295,072
    New York City Trust for Cultural Resources Revenue,
       Museum of Modern Art 2001, Series D, AMBAC Insured,
          5.125%, 7/01/31 .......................................    15,500,000    15,844,875
       Wildlife Conservation Society, FGIC Insured, 5.00%,
          2/01/34 ...............................................    10,500,000    10,690,785
    New York Convention Center Development Corp. Revenue, Hotel
       Unit Fee Secured,
       AMBAC Insured, 5.00%,
          11/15/35 ..............................................    33,130,000    33,726,671
          11/15/44 ..............................................    31,000,000    31,306,280
    New York IDA Parking Facility Revenue, Royal Charter
       Presbyterian, FSA Insured, 5.25%,
          12/15/32 ..............................................     1,525,000     1,595,608


                               Annual Report | 29

Franklin New York Tax-Free Income Fund

                                                                     PRINCIPAL
                                                                       AMOUNT          VALUE
                                                                    -----------   --------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    NEW YORK (CONTINUED)
    New York State Appropriated Tobacco Corp. Revenue, Asset-
       Backed, Series A-1, AMBAC Insured, 5.25%, 6/01/21 ........   $18,000,000   $   18,736,200
    New York State Commissioner of General Services Revenue,
       People of the State of New York, Certificate of Lease
       Assessment, Pre-Refunded,
          5.70%, 3/01/29 ........................................    59,689,965       59,919,175
          5.75%, 3/01/29 ........................................    32,464,013       32,615,295
    New York State Dormitory Authority Lease Revenue,
       Court Facilities, Pre-Refunded, 6.00%, 5/15/39 ...........    58,245,000       62,881,884
       Refunding, Series A, FGIC Insured, 5.00%, 7/01/33 ........    12,650,000       12,870,489
       State University Dormitory Facilities, FGIC Insured,
          Pre-Refunded, 5.50%, 7/01/27 ..........................     2,000,000        2,165,980
       State University Dormitory Facilities, FGIC Insured,
          Pre-Refunded, 5.10%, 7/01/31 ..........................     7,700,000        8,248,702
       State University Dormitory Facilities, Pre-Refunded,
          5.00%, 7/01/32 ........................................     5,500,000        5,936,370
       State University Dormitory Facilities, Series A,
          6.00%, 7/01/30 ........................................     5,750,000        6,233,403
       State University Dormitory Facilities, Series B, MBIA
          Insured, Pre-Refunded, 5.125%,
          7/01/28 ...............................................     4,800,000        5,020,416
       State University Dormitory Facilities, Series C, MBIA
          Insured, Pre-Refunded, 5.50%,
          7/01/19 ...............................................     5,090,000        5,343,940
       State University Dormitory Facilities, Series C, MBIA
          Insured, Pre-Refunded, 5.50%,
          7/01/29 ...............................................     9,250,000        9,711,482
    New York State Dormitory Authority Revenue,
       FGIC Insured, Pre-Refunded, 5.125%, 5/15/31 ..............    45,000,000       49,074,750
       Mortgage, St. Barnabas, Series A, AMBAC Insured, 5.125%,
          2/01/22 ...............................................     4,000,000        4,159,720
       Mortgage, St. Barnabas, Series A, AMBAC Insured, 5.00%,
          2/01/31 ...............................................     5,500,000        5,588,330
       School Districts Financing Program, Series A, MBIA
          Insured, 5.00%, 4/01/31 ...............................     9,500,000        9,680,500
       Teachers College, MBIA Insured, 5.00%, 7/01/22 ...........     2,885,000        2,982,542
       Teachers College, MBIA Insured, 5.00%, 7/01/32 ...........     6,000,000        6,126,000
       Upstate Community Colleges, Series A, 5.00%, 7/01/27 .....     3,720,000        3,794,958
    New York State Dormitory Authority Revenues,
       Buena Vida Nursing Home, Series A, 5.25%, 7/01/28 ........     4,730,000        4,763,015
       City University System, Consolidated Fourth General
          Resolution, Series A, FGIC Insured,
          Pre-Refunded, 5.25%, 7/01/30 ..........................    20,705,000       21,935,291
       City University System, Consolidated Fourth General
          Resolution, Series A, Pre-Refunded,
          5.25%, 7/01/31 ........................................    12,000,000       12,907,920
       City University System Consolidated, Series C, 7.50%,
          7/01/10 ...............................................     8,415,000        8,811,262
       City University System Consolidated, Series D, ETM, 7.00%,
          7/01/09 ...............................................     1,020,000        1,044,766
       City University System Consolidated, Third General,
          Refunding, Series 1, FGIC Insured,
          5.25%, 7/01/25 ........................................     4,100,000        4,185,034
       City University System Consolidated, Third General,
          Series 1, FSA Insured, Pre-Refunded,
          5.50%, 7/01/29 ........................................    38,375,000       40,289,529
       Fashion Institute of Technology Student Housing Corp.,
          FGIC Insured, Pre-Refunded,
          5.00%, 7/01/29 ........................................     9,700,000       10,578,529
       Fashion Institute of Technology Student Housing Corp.,
          FGIC Insured, Pre-Refunded,
          5.125%, 7/01/34 .......................................    15,000,000       16,460,850
       Fordham University, MBIA Insured, Pre-Refunded, 5.00%,
          7/01/28 ...............................................     4,510,000        4,566,059
       Fordham University, Refunding, MBIA Insured, 5.00%,
          7/01/28 ...............................................       490,000          495,125
       Good Samaritan Hospital Medical Center, Series A, MBIA
          Insured, 5.50%, 7/01/24 ...............................     5,000,000        5,005,050
       Mental Health Services Facilities Improvement, Refunding,
          Series D, MBIA Insured, 5.00%,
          8/15/17 ...............................................    22,965,000       23,240,121


                               30 | Annual Report

Franklin New York Tax-Free Income Fund

                                                                     PRINCIPAL
                                                                       AMOUNT          VALUE
                                                                    -----------   --------------
LONG TERM INVESTMENTS (CONTINUED)
MUNICIPAL BONDS (CONTINUED)
NEW YORK (CONTINUED)
New York State Dormitory Authority Revenues, (continued)
   Mental Health Services Facilities Improvement, Series A, AMBAC
      Insured, 5.00%, 2/15/30 ...................................   $ 5,000,000      $ 5,102,250
   Mental Health Services Facilities Improvement, Series B,
      5.00%, 2/15/33 ............................................    35,000,000       35,360,150
   Mental Health Services Facilities Improvement, Series B, MBIA
      Insured, Pre-Refunded, 6.00%, 2/15/25 .....................     5,460,000        5,798,848
   Mental Health Services Facilities Improvement, Series B, MBIA
      Insured, Pre-Refunded, 6.00%, 2/15/30 .....................     4,300,000        4,566,858
   Mental Health Services Facilities Improvement, Series B, MBIA
      Insured, Pre-Refunded, 5.25%, 8/15/31 .....................     3,975,000        4,293,477
   Mental Health Services Facilities Improvement, Series D, FSA
      Insured, Pre-Refunded, 5.50%, 2/15/21 .....................     1,015,000        1,085,299
   Mental Health Services Facilities Improvement, Series D, FSA
      Insured, Pre-Refunded, 5.50%, 8/15/21 .....................     2,065,000        2,208,022
   Mental Health Services Facilities Improvement, Series D, FSA
      Insured, Pre-Refunded, 5.25%, 8/15/30 .....................     4,460,000        4,745,128
   Mental Health Services Facilities Improvement, Series D, MBIA
      Insured, Pre-Refunded, 5.00%, 8/15/17 .....................        35,000           35,574
   Montefiore Hospital, FGIC Insured, 5.00%, 8/01/29 ............     6,000,000        6,050,280
   New School University, MBIA Insured, 5.00%, 7/01/31 ..........     2,500,000        2,538,300
   New York Hospital Medical Center, AMBAC Insured, 5.60%,
      2/15/39 ...................................................     4,900,000        5,020,344
   New York University, Series 2, AMBAC Insured, 5.00%,
      7/01/26 ...................................................     3,500,000        3,570,770
   New York University, Series 2, AMBAC Insured, 5.00%,
      7/01/31 ...................................................     5,000,000        5,076,600
   New York University, Series A, FGIC Insured, 5.00%, 7/01/34 ..    15,200,000       15,111,688
   Non-State Supported Debt, Columbia University, 5.00%, 7/01/38     12,000,000       12,432,120
   Non-State Supported Debt, Cornell University, Series A, 5.00%,
      7/01/31 ...................................................    10,000,000       10,300,900
   Non-State Supported Debt, Cornell University, Series A, 5.00%,
      7/01/35 ...................................................    10,500,000       10,787,385
   Non-State Supported Debt, Fordham University, FGIC Insured,
      5.00%, 7/01/27 ............................................     2,435,000        2,497,093
   Non-State Supported Debt, Fordham University, FGIC Insured,
      5.00%, 7/01/32 ............................................     3,125,000        3,173,188
   Non-State Supported Debt, Health Quest Systems, Series B,
      Assured Guaranty, 5.125%, 7/01/37 .........................     3,000,000        3,086,490
   Non-State Supported Debt, Hospital Special Surgery, MBIA
      Insured, 5.00%, 8/15/29 ...................................     7,750,000        7,926,390
   Non-State Supported Debt, Hospital Special Surgery, MBIA
      Insured, 5.00%, 8/15/33 ...................................     5,200,000        5,291,364
   Non-State Supported Debt, Long Island University, Radian
      Insured, Pre-Refunded, 5.125%,9 /01/23 ....................       100,000          105,608
   Non-State Supported Debt, Long Island University, Radian
      Insured, Pre-Refunded, 5.25%, 9/01/28 .....................        80,000           84,609
   Non-State Supported Debt, Long Island University, Refunding,
      Radian Insured, 5.125%, 9/01/23 ...........................     1,700,000        1,700,119
   Non-State Supported Debt, Long Island University, Refunding,
      Radian Insured, 5.25%, 9/01/28 ............................     1,420,000        1,400,731
   Non-State Supported Debt, Montefiore Medical Center, FGIC
      Insured, 5.00%, 2/01/28 ...................................    10,060,000       10,138,669
   Non-State Supported Debt, Mortgage Hospital, Montefiore, FHA
      Insured, 5.00%, 8/01/24 ...................................     2,500,000        2,606,850
   Non-State Supported Debt, Mount Sinai School Medical New York
      University, Refunding, MBIA Insured, 5.00%, 7/01/35 .......     5,000,000        5,087,400
   Non-State Supported Debt, New York and Presbyterian Hospital,
      FSA Insured, 5.00%, 8/15/36 ...............................    14,185,000       14,395,222
   Non-State Supported Debt, New York University, AMBAC Insured,
      5.00%, 7/01/26 ............................................     5,475,000        5,735,117


                               Annual Report | 31

Franklin New York Tax-Free Income Fund

                                                                     PRINCIPAL
                                                                       AMOUNT          VALUE
                                                                    -----------   --------------
LONG TERM INVESTMENTS (CONTINUED)
MUNICIPAL BONDS (CONTINUED)
NEW YORK (CONTINUED)
New York State Dormitory Authority Revenues, (continued)
   Non-State Supported Debt, New York University, Series A, AMBAC
      Insured, 5.00%, 7/01/27 ...................................   $ 5,470,000      $ 5,709,039
   Non-State Supported Debt, New York University, Series A, AMBAC
      Insured, 5.00%, 7/01/32 ...................................     5,000,000        5,154,350
   Non-State Supported Debt, New York University, Series A, AMBAC
      Insured, 5.00%, 7/01/37 ...................................    18,500,000       19,001,905
   Non-State Supported Debt, North Shore L.I. Jewish Obligation
      Group, Series A, 5.00%, 5/01/32 ...........................     6,250,000        6,163,938
   Non-State Supported Debt, Ozanam Hall of Queens Nursing Home,
      5.00%, 11/01/26 ...........................................     2,665,000        2,694,049
   Non-State Supported Debt, Ozanam Hall of Queens Nursing Home,
      5.00%, 11/01/31 ...........................................     2,500,000        2,486,225
   Non-State Supported Debt, School District Financing Program,
      Series C, FSA Insured, 5.00%, 10/01/37 ....................     6,550,000        6,756,456
   Non-State Supported Debt, School Districts Bond Financing,
      Refunding, Series C, MBIA Insured, 5.00%, 4/01/35 .........     7,525,000        7,699,128
   Non-State Supported Debt, School Districts Bond Financing,
      Series B, MBIA Insured, 5.00%, 10/01/34 ...................     5,000,000        5,144,800
   Non-State Supported Debt, The New York Hospital Medical Center
      of Queens, FHA Insured, 4.75%, 2/15/37 ....................     5,000,000        4,848,650
   North Shore L.I. Jewish Group, Pre-Refunded, 5.50%, 5/01/33 ..     2,500,000        2,759,200
   Nursing Home, Center for Nursing, FHA Insured, Pre-Refunded,
      5.55%, 8/01/37 ............................................     8,435,000        8,653,382
   Nursing Home, Wesley Garden, FHA Insured, 6.125%, 8/01/35 ....     1,780,000        1,782,225
   Rockefeller University, Series A1, 5.00%, 7/01/32 ............    11,500,000       11,750,125
   Skidmore College, FGIC Insured, 5.00%, 7/01/33 ...............     6,565,000        6,699,057
   St. Francis Hospital, Series A, MBIA Insured, 5.50%,
      7/01/29 ...................................................     1,000,000          982,820
   St. John's University, MBIA Insured, Pre-Refunded, 5.25%,
      7/01/25 ...................................................     5,770,000        5,842,817
   St. John's University, Series A, MBIA Insured, Pre-Refunded,
      5.25%, 7/01/25 ............................................     5,310,000        5,768,890
   State Rehabilitation Assn., Series A, AMBAC Insured, 5.00%,
      7/01/23 ...................................................     1,725,000        1,787,428
   State Supported Debt, Mental Health, Series D, 6.00%,
      8/15/21 ...................................................        25,000           25,315
   State Supported Debt, Mental Health, Series D, FSA Insured,
      Pre-Refunded, 5.50%, 2/15/21 ..............................        95,000          101,580
   State Supported Debt, Mental Health, Series D, FSA Insured,
      Pre-Refunded, 5.50%, 8/15/21 ..............................       205,000          219,198
   State Supported Debt, Mental Health, Series D, FSA Insured,
      Pre-Refunded, 5.25%, 8/15/30 ..............................       165,000          175,548
   State Supported Debt, Mental Health Facilities, Series B,
      5.00%, 2/15/28 ............................................     7,690,000        7,822,806
   State Supported Debt, Mental Health Facilities, Series B,
      Pre-Refunded, 5.00%, 2/15/28 ..............................     1,505,000        1,641,714
   State Supported Debt, Mental Health Services, Series B, MBIA
      Insured, 6.00%, 2/15/25 ...................................        40,000           42,482
   State Supported Debt, Mental Health Services, Series B, MBIA
      Insured, 6.00%, 2/15/30 ...................................        30,000           31,862
   State Supported Debt, Mental Health Services, Series B, MBIA
      Insured, Pre-Refunded, 6.00%, 2/15/25 .....................       600,000          637,236
   State Supported Debt, Mental Health Services, Series B, MBIA
      Insured, Pre-Refunded, 6.00%, 2/15/30 .....................       535,000          568,202
   State Supported Debt, Mental Health Services, Series D, FSA
      Insured, 5.25%, 8/15/30 ...................................       145,000          148,216
   State Supported Debt, Mental Health Services, Series D, FSA
      Insured, Pre-Refunded, 5.50%, 2/15/21 .....................        25,000           26,732
   State Supported Debt, Mental Health Services, Series D, FSA
      Insured, Pre-Refunded, 5.50%, 8/15/21 .....................        45,000           48,117


                               32 | Annual Report

Franklin New York Tax-Free Income Fund

                                                                     PRINCIPAL
                                                                       AMOUNT          VALUE
                                                                    -----------   --------------
LONG TERM INVESTMENTS (CONTINUED)
MUNICIPAL BONDS (CONTINUED)
NEW YORK (CONTINUED)
New York State Dormitory Authority Revenues, (continued)
   State Supported Debt, Mental Health Services, Series D, FSA
      Insured, Pre-Refunded, 5.25%, 8/15/30 .....................   $   230,000   $   244,703
   State Supported Debt, Mental Health Services Facilities
      Improvement, Series A, FSA Insured, 5.00%, 2/15/32 ........    28,000,000    28,753,200
   State Supported Debt, Mental Health Services Facilities
      Improvement, Series B, MBIA Insured, 5.25%, 8/15/31 .......     3,640,000     3,708,250
   State Supported Debt, Mental Health Services Facilities
      Improvement, Series B, MBIA Insured, Pre-Refunded, 5.25%,
      8/15/31 ...................................................     2,385,000     2,576,086
   State Supported Debt, State University Educational Facilities,
      Pre-Refunded, 5.125%, 5/15/21 .............................    10,985,000    11,240,291
   State Supported Debt, State University Educational Facilities,
      Refunding, 5.00%, 5/15/17 .................................     3,180,000     3,214,408
   State Supported Debt, State University Educational Facilities,
      Refunding, 5.125%, 5/15/21 ................................     1,105,000     1,116,757
   State Supported Debt, Upstate Community Colleges, Refunding,
      Series A, 5.00%, 7/01/19 ..................................     4,610,000     4,702,062
   State Supported Debt, Upstate Community Colleges, Refunding,
      Series A, 5.00%, 7/01/28 ..................................    16,360,000    16,521,637
   State Supported Debt, Upstate Community Colleges, Series A,
      Pre-Refunded, 5.00%, 7/01/19 ..............................     2,620,000     2,735,385
   The Highlands Living, FHA Insured, 6.60%, 2/01/34 ............     3,005,000     3,014,496
   W.K. Nursing Home Corp., FHA Insured, 6.05%, 2/01/26 .........     6,800,000     6,808,704
   Yeshiva University, AMBAC Insured, 5.125%, 7/01/29 ...........    13,260,000    13,781,516
   Yeshiva University, AMBAC Insured, 5.125%, 7/01/34 ...........    23,510,000    24,333,085
New York State Dormitory Authority State Personal Income Tax
   Revenue, Education,
   Series A, 5.00%, 3/15/36 .....................................     7,395,000     7,586,087
   Series A, 5.00%, 3/15/37 .....................................    12,500,000    12,847,875
   Series A, AMBAC Insured, 5.00%, 3/15/34 ......................    10,325,000    10,592,727
   Series C, 5.00%, 12/15/31 ....................................    17,305,000    17,850,281
   Series C, 5.00%, 12/15/35 ....................................    34,000,000    34,974,440
   Series D, 5.00%, 3/15/36 .....................................    30,000,000    30,816,600
New York State Energy Research and Development Authority PCR,
   Niagara Mohawk Power Project, Refunding, Series A, AMBAC
   Insured, 5.15%, 11/01/25 .....................................    20,000,000    20,487,000
New York State Environmental Facilities Corp. PCR, State Water,
   Series E, 6.875%, 6/15/14 ....................................     1,190,000     1,192,273
New York State Environmental Facilities Corp. State Clean Water
   and Drinking Revenue, Revolving Funds,
   New York City Municipal Water, Refunding, Series A, 5.00%,
      6/15/37 ...................................................     2,700,000     2,790,342
   New York City Municipal Water, Refunding, Series B, 5.00%,
      6/15/33 ...................................................     6,510,000     6,733,098
   New York City Municipal Water, Refunding, Series B, 5.00%,
      6/15/37 ...................................................     5,310,000     5,474,716
   Pooled Financing, Series B, 5.25%, 5/15/31 ...................     9,595,000     9,895,515
   Series C, 5.25%, 6/15/31 .....................................    37,600,000    38,809,216
New York State HFA Service Contract Obligation Revenue,
   Series A, 6.50%, 3/15/24 .....................................       330,000       331,069
   Series A, 6.50%, 3/15/25 .....................................       105,000       105,340
   Series A, 6.00%, 3/15/26 .....................................       115,000       116,111
   Series C, 6.30%, 3/15/22 .....................................     1,950,000     1,956,006
   Series C, 5.50%, 3/15/25 .....................................    17,005,000    17,215,862


                               Annual Report | 33

Franklin New York Tax-Free Income Fund

                                                                     PRINCIPAL
                                                                       AMOUNT          VALUE
                                                                    -----------   --------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    NEW YORK (CONTINUED)
    New York State HFA State Personal Income Tax Revenue,
       Economic Development and Housing, Series A,
       FGIC Insured, 5.00%, 9/15/34 .............................   $11,580,000   $   11,758,795
       Pre-Refunded, 5.125%, 9/15/28 ............................    12,425,000       13,592,204
    New York State HFAR,
       Children's Rescue Fund Housing, Series A, 7.625%,
          5/01/18 ...............................................     3,875,000        3,882,363
       Housing Project Mortgage, Refunding, Series A, FSA
          Insured, 6.10%, 11/01/15 ..............................    19,670,000       19,770,317
       Housing Project Mortgage, Refunding, Series A, FSA
          Insured, 6.125%, 11/01/20 .............................    26,570,000       26,672,826
       MFM, Refunding, Series B, AMBAC Insured, 6.35%, 8/15/23 ..     2,280,000        2,280,547
       MFM, Series B, AMBAC Insured, 6.25%, 8/15/14 .............        80,000           80,019
    New York State Medical Care Facilities Finance Agency
       Revenue,
       Hospital and Nursing Home, Mortgage Revenue, Series C, FHA
          Insured, 6.20%, 8/15/23 ...............................    10,235,000       10,266,319
       Hospital and Nursing Home, Series A, FHA Insured, 6.30%,
          8/15/23 ...............................................     7,200,000        7,222,680
       Hospital and Nursing Home, Series A, FHA Insured, 6.375%,
          8/15/33 ...............................................     5,880,000        5,898,816
       Mortgage Revenue Project, Series E, FHA Insured, 6.375%,
          2/15/35 ...............................................    13,200,000       13,242,240
       Security Mortgage, 2008, Series A, 6.375%, 11/15/20 ......     4,915,000        4,923,847
    New York State Municipal Bond Bank Agency School Purpose
       Revenue, Series C,
       5.25%, 6/01/21 ...........................................     5,110,000        5,347,002
       5.25%, 12/01/21 ..........................................     8,025,000        8,397,199
       5.25%, 6/01/22 ...........................................     3,400,000        3,551,470
       5.25%, 12/01/22 ..........................................     5,000,000        5,222,750
       5.00%, 6/01/23 ...........................................     5,925,000        6,080,057
       5.00%, 12/01/23 ..........................................     3,000,000        3,078,510
    New York State Municipal Bond Bank Agency Special Program
       Revenue, Buffalo, Series A, AMBAC Insured, 5.25%,
       5/15/31 ..................................................     4,145,000        4,259,734
    New York State Power Authority Revenue, Series A, 5.25%,
       11/15/30 .................................................     2,000,000        2,039,920
       11/15/40 .................................................     9,000,000        9,169,110
    New York State Thruway Authority General Revenue,
       AMBAC Insured, 5.00%, 1/01/30 ............................    10,000,000       10,230,100
       Refunding, Series G, FSA Insured, 5.00%, 1/01/30 .........    10,000,000       10,336,500
       Refunding, Series H, FGIC Insured, 5.00%, 1/01/37 ........    55,810,000       57,173,438
       Revenue, Series G, FSA Insured, 5.00%, 1/01/32 ...........    35,000,000       36,092,000
    New York State Thruway Authority Highway and Bridge Trust
       Fund Revenue,
       Refunding, Series C, AMBAC Insured, 5.00%, 4/01/19 .......    20,000,000       20,911,200
       Refunding, Series C, AMBAC Insured, 5.00%, 4/01/20 .......    18,835,000       19,624,752
       Series B-1, FGIC Insured, Pre-Refunded, 5.75%, 4/01/15 ...     2,000,000        2,141,740
       Series B-1, FGIC Insured, Pre-Refunded, 5.75%, 4/01/16 ...     2,000,000        2,141,740
    New York State Thruway Authority Revenue, State Personal
       Income Tax, Transportation, Series A, 5.00%, 3/15/22 .....    14,270,000       14,669,417
    New York State Thruway Authority Service Contract Revenue,
       Local Highway and Bridge, AMBAC Insured, Pre-Refunded,
       5.375%, 4/01/19 ..........................................    10,555,000       11,242,553
       Pre-Refunded, 5.75%, 4/01/19 .............................    30,000,000       31,281,000
    New York State Urban Development Corp. Revenue,
       Correctional Facilities Service Contract, Series C, AMBAC
          Insured, Pre-Refunded, 6.00%, 1/01/29 .................    34,135,000       35,304,806
       Correctional Facilities Service Contract, Series D, FSA
          Insured, Pre-Refunded, 5.25%, 1/01/30 .................    10,000,000       10,650,600


                               34 | Annual Report

Franklin New York Tax-Free Income Fund

                                                                      PRINCIPAL
                                                                        AMOUNT         VALUE
                                                                    ------------  --------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    NEW YORK (CONTINUED)
    New York State Urban Development Corp. Revenue, (continued)
       FGIC Insured, 5.00%, 3/15/29 .............................   $  7,000,000  $    7,193,900
       Personal Income Tax, Series C-1, Pre-Refunded, 5.00%,
          3/15/25 ...............................................      3,225,000       3,510,122
       Personal Income Tax, State Facilities, Series A,
          Pre-Refunded, 5.25%, 3/15/32 ..........................     20,000,000      21,693,000
       State Personal Income Tax, Series B Empire State, MBIA
          Insured, Pre-Refunded, 5.00%, 3/15/33 .................     11,010,000      11,983,394
       State Personal Income Tax, Series B Empire State,
          Pre-Refunded, 5.125%, 3/15/29 .........................      9,000,000       9,845,460
    Niagara Falls City School District COP, High School Facility,
       Pre-Refunded, 5.375%, 6/15/28 ............................      5,000,000       5,055,100
    Niagara Falls Public Water Authority Revenue, Series A, MBIA
       Insured, 5.00%, 7/15/34 ..................................      9,000,000       9,207,180
    Orangetown Housing Authority Housing Facilities Revenue,
       Senior Housing Center Project, Refunding, MBIA Insured,
          zero cpn., 4/01/30 ....................................     21,170,000      5,919,344
    Otsego County IDA Civic Facility Revenue, Hartwick College
        Project, Series A, Pre-Refunded, 5.50%, 7/01/19 .........      3,400,000       3,565,886
    Port Authority of New York and New Jersey Revenue,
       Consolidated,
       One Hundred Forty-Eighth Series, FSA Insured, 5.00%,
          8/15/34 ...............................................     30,000,000      31,003,500
       One Hundred Forty-Eighth Series, FSA Insured, 5.00%,
          8/15/37 ...............................................     74,235,000      76,548,905
    Rensselaer Municipal Leasing Corp. Leasehold Mortgage
       Revenue, Rensselaer County Nursing Home,
       Series A, 6.90%, 6/01/24 .................................      9,210,000       9,262,313
       Series B, 6.90%, 6/01/24 .................................      3,080,000       3,097,494
    Sachem Central School District Holbrook GO, Series B, MBIA
       Insured, Pre-Refunded, 5.00%,
       10/15/27 .................................................      3,885,000       4,267,206
       10/15/28 .................................................      2,000,000       2,196,760
    Sales Tax Asset Receivable Corp. Revenue, Series A, AMBAC
       Insured, 5.00%,
       10/15/29 .................................................      5,195,000       5,366,123
       10/15/32 .................................................    104,975,000     107,962,588
    St. Lawrence County IDA Civic Facility Revenue, Clarkson
       University Project, Series A, 5.50%, 7/01/29 .............      6,000,000       6,296,040
    Suffolk County Judicial Facilities Agency Service Agreement
       Revenue, John P. Cohalan Complex, AMBAC Insured, 5.00%,
       4/15/16 ..................................................      2,720,000       2,797,139
    Syracuse IDA Civic Facility Revenue, Crouse Health Hospital
       Inc., Project A,
       5.25%, 1/01/16 ...........................................      4,000,000       3,613,240
       5.375%, 1/01/23 ..........................................      4,760,000       3,901,486
    Tompkins County IDAR, Civic Facility, Cornell University,
       Pre-Refunded, 5.75%, 7/01/30 .............................      7,510,000       8,103,515
    Triborough Bridge and Tunnel Authority Revenues,
       5.00%, 11/15/24 ..........................................      6,965,000       7,373,358
       5.00%, 11/15/37 ..........................................     30,000,000      30,887,100
       Convention Center Project, Series E, zero cpn., 1/01/12        21,625,000      18,842,511
       General, Refunding, Series B, MBIA Insured, 5.00%,
          11/15/27 ..............................................     10,000,000      10,256,000
       General, Series A, 5.00%, 11/15/35 .......................      9,155,000       9,415,185
       General Purpose, Refunding, Series A, 5.00%, 1/01/27 .....     34,500,000      35,188,275
       General Purpose, Refunding, Series A, MBIA Insured, 5.00%,
          1/01/32 ...............................................      3,770,000       3,833,977
       General Purpose, Refunding, Series B, 5.125%, 11/15/29 ...     17,175,000      17,679,601
       General Purpose, Refunding, Series B, 5.00%, 11/15/32 ....     10,000,000      10,195,200
       General Purpose, Series A, 5.00%, 1/01/32 ................      6,110,000       6,197,556
       General Purpose, Series A, Pre-Refunded, 5.125%, 1/01/31 .     24,310,000      26,159,505
       General Purpose, Series A, Pre-Refunded, 5.00%, 1/01/32 ..     34,340,000      36,807,672
       General Purpose, Series B, MBIA Insured, Pre-Refunded,
          5.20%, 1/01/27 ........................................      4,110,000       4,576,937


                               Annual Report | 35

Franklin New York Tax-Free Income Fund

                                                                     PRINCIPAL
                                                                       AMOUNT          VALUE
                                                                    -----------   --------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    NEW YORK (CONTINUED)
    Triborough Bridge and Tunnel Authority Revenues, (continued)
       General Purpose, Series B, Pre-Refunded, 5.20%, 1/01/27 ..   $15,000,000   $   16,704,150
       General Purpose, Series B, Pre-Refunded, 5.50%, 1/01/30 ..    32,185,000       36,974,128
       Refunding, MBIA Insured, 5.00%, 11/15/26 .................    10,000,000       10,296,700
       Refunding, MBIA Insured, 5.00%, 11/15/32 .................    22,875,000       23,358,577
       Series A, FGIC Insured, 5.00%, 1/01/32 ...................     1,970,000        1,996,930
       sub. bond, AMBAC Insured, 5.00%, 11/15/28 ................    15,000,000       15,387,450
    TSASC Inc. New York Revenue, Tobacco Flexible Amortization
       Bonds, Series 1, Pre-Refunded, 6.25%,
       7/15/27 ..................................................    35,000,000       36,923,950
       7/15/34 ..................................................    40,000,000       42,198,800
    United Nations Development Corp. Revenue, senior lien,
       Refunding, Series A, 5.25%,
       7/01/23 ..................................................     2,500,000        2,505,050
       7/01/25 ..................................................     2,000,000        2,004,040
    Utica IDA Civic Facility Revenue, Munson-Williams-Proctor
       Institute Project,
       5.40%, 7/15/30 ...........................................     1,000,000        1,020,980
       Series A, 5.50%, 7/15/29 .................................     5,170,000        5,274,744
       Series A, Pre-Refunded, 5.50%, 7/15/29 ...................     4,745,000        5,015,940
    Warren and Washington IDA Civic Facility Revenue, Series A,
       FSA Insured, 5.00%, 12/01/27 .............................     8,115,000        8,326,315
    Westchester Tobacco Asset Securitization Corp. Revenue,
       Capital Appreciation, Pre-Refunded, 6.75%, 7/15/29 .......    15,000,000       16,479,150
       Refunding, 5.00%, 6/01/26 ................................     2,000,000        1,863,100
       Refunding, 5.125%, 6/01/38 ...............................     7,000,000        6,107,220
    Yonkers GO,
       Refunding, Series B, MBIA Insured, 5.00%, 8/01/30 ........     7,710,000        7,858,109
       Refunding, Series B, MBIA Insured, 5.00%, 8/01/35 ........    17,130,000       17,396,543
       Series A, AMBAC Insured, 5.00%, 9/01/31 ..................    12,490,000       12,742,673
                                                                                  --------------
                                                                                   4,961,786,380
                                                                                  --------------
    U.S. TERRITORIES 1.9%
    PUERTO RICO 1.8%
    Puerto Rico Commonwealth Aqueduct and Sewer Authority
       Revenue, senior lien, Series A, 6.00%, 7/01/38 ...........    15,600,000       16,430,856
    Puerto Rico Commonwealth GO, Public Improvement, Refunding,
       Series A,
       5.00%, 7/01/20 ...........................................    11,540,000       11,548,540
       5.125%, 7/01/24 ..........................................    17,580,000       17,599,865
       MBIA Insured, 5.50%, 7/01/20 .............................    17,810,000       19,042,986
    Puerto Rico Commonwealth Highway and Transportation Authority
       Highway Revenue, Series Y, Pre-Refunded,
       5.00%, 7/01/36 ...........................................     4,000,000        4,445,520
       5.50%, 7/01/36 ...........................................    10,000,000       11,464,100
    Puerto Rico Commonwealth Highway and Transportation Authority
       Transportation Revenue,
       Refunding, Series A, 5.00%, 7/01/38 ......................       575,000          556,732
       Series A, Pre-Refunded, 5.00%, 7/01/38 ...................    11,425,000       11,566,099
    Puerto Rico Public Finance Corp. Revenue, Commonwealth
       Appropriation, Series A, MBIA Insured, Pre-Refunded,
       5.00%, 8/01/31 ...........................................     4,000,000        4,242,920
                                                                                  --------------
                                                                                      96,897,618
                                                                                  --------------


                               36 | Annual Report

Franklin New York Tax-Free Income Fund

                                                                     PRINCIPAL
                                                                       AMOUNT          VALUE
                                                                    -----------   --------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    VIRGIN ISLANDS 0.1%
    Virgin Islands PFAR, senior lien, Fund Loan Notes, Refunding,
       Series A, 5.50%,
       10/01/15..................................................   $ 2,500,000   $    2,531,900
       10/01/18..................................................     2,500,000        2,529,025
                                                                                  --------------
                                                                                       5,060,925
                                                                                  --------------
    TOTAL U.S. TERRITORIES.......................................                    101,958,543
                                                                                  --------------
    TOTAL LONG TERM INVESTMENTS (COST $4,877,917,035)............                  5,063,744,923
                                                                                  --------------
    SHORT TERM INVESTMENTS 4.1%
    MUNICIPAL BONDS 4.1%
    NEW YORK 4.1%
(b) Babylon IDA Resource Recovery Revenue, Ogden Martin Project,
       Refunding, FSA Insured, Weekly VRDN and Put, 1.55%,
       1/01/19...................................................    10,320,000       10,320,000
(b) Long Island Power Authority, Electric System Revenue, Series
       7 Sub Series-7-B, Weekly VRDN and Put, MBIA Insured,
       2.65%, 4/01/25............................................    12,700,000       12,700,000
(b) Long Island Power Authority Electric System Revenue,
       Sub Series 1B, Daily VRDN and Put, 1.30%, 5/01/33.........     1,000,000        1,000,000
       Sub Series 3B, Daily VRDN and Put, 1.19%, 5/01/33 ........    12,500,000       12,500,000
(b) Monroe County IDA Civic Facility Revenue, St. John Fisher
       College Project, Radian Insured, Weekly VRDN and Put,
       5.20%, 6/01/34............................................     2,485,000        2,485,000
(b) New York City GO,
       Series B, Sub Series B-5, MBIA Insured, Daily VRDN and
          Put, 1.50%, 8/15/22....................................     6,000,000        6,000,000
       Series B, Sub Series B-7, AMBAC Insured, Daily VRDN and
          Put, 1.19%, 8/15/18....................................    16,000,000       16,000,000
       Series B2, Sub Series B5, MBIA Insured, Daily VRDN and
          Put, 1.50%, 8/15/11....................................     9,700,000        9,700,000
       Series E, Sub Series E-2, Daily VRDN and Put, 1.18%,
          8/01/34................................................    11,500,000       11,500,000
       Series H, Sub Series H-3, Daily VRDN and Put, 1.35%,
          8/01/22................................................     2,700,000        2,700,000
       Sub Series A-4, Daily VRDN and Put, 1.15%, 8/01/23........    13,250,000       13,250,000
       Sub Series E-3, Daily VRDN and Put, 1.35%, 8/01/23........     7,500,000        7,500,000
       Sub Series H-1, Daily VRDN and Put, 1.15%, 3/01/34........    10,000,000       10,000,000
       Sub Series H-1, Daily VRDN and Put, 1.18%, 1/01/36........     5,700,000        5,700,000
       Sub Series H-2, Daily VRDN and Put, 1.19%, 1/01/36........    15,900,000       15,900,000
       Sub Series L-4, Daily VRDN and Put, 1.15%, 4/01/38........     3,800,000        3,800,000
       Unlimited, Series B, Sub Series B-4, Daily VRDN and Put,
          1.50%, 8/15/23.........................................     5,000,000        5,000,000
(b) New York City IDAR, Liberty, 1 Bryant Park LLC, Series B,
       Daily VRDN and Put, 1.15%, 11/01/39.......................     2,500,000        2,500,000
(b) New York City Municipal Water Finance Authority Water and
    Sewer System Revenue, Fiscal 2003, Refunding, Sub Series C-3,
       Daily VRDN and Put, 1.35%, 6/15/18........................     6,590,000        6,590,000
(b) New York City Transitional Finance Authority Revenue, Future
       Tax Secured,
       Refunding, Sub Series C5, Daily VRDN and Put,
       1.55%, 8/01/31............................................     5,900,000        5,900,000
    Series B, Daily VRDN and Put, 1.15%, 2/01/31.................   .12,850,000       12,850,000
    Series C, Daily VRDN and Put, 1.55%, 5/01/28.................     1,100,000        1,100,000
(b) New York State Dormitory Authority Revenue, Non-State
       Supported Debt, Cornell University, Refunding, Series C,
          Daily VRDN and Put, 1.30%, 7/01/37.....................    10,900,000       10,900,000
(b) New York State Dormitory Authority Revenues, Non-State
       Supported Debt, University of Rochester, Refunding, Series
       A-1, MBIA Insured, Weekly VRDN and Put,
       1.75%, 7/01/27............................................     1,000,000        1,000,000
(b) New York State Dormitory Authority State Personal Income Tax
       Revenue, Education, Refunding, Series C, AMBAC Insured,
       Weekly VRDN and Put, 2.26%, 3/15/32.......................     8,000,000        8,000,000


                               Annual Report | 37

Franklin New York Tax-Free Income Fund

                                                                     PRINCIPAL
                                                                       AMOUNT         VALUE
                                                                    -----------   --------------
    SHORT TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    NEW YORK (CONTINUED)
(b) New York State Energy Research and Development Authority PCR,
       Orange and Rockland Project, Series A, AMBAC Insured,
       Weekly VRDN and Put, 2.55%, 8/01/15.......................   $ 2,900,000   $    2,900,000
(b) New York State GO, Sub Series L6, Daily VRDN and Put, 1.15%,
       4/01/32 ..................................................     9,400,000        9,400,000
(b) Triborough Bridge and Tunnel Authority Revenues,
       General, Refunding, Sub Series B-4, Weekly VRDN and
       Put, 1.45%, 1/01/32.......................................     5,500,000        5,500,000
       General Purpose, Series B, AMBAC Insured, Weekly VRDN and
       Put, 2.55%, 1/01/32.......................................     5,700,000        5,700,000
                                                                                  --------------
                                                                                     218,395,000
                                                                                  --------------
    U.S. TERRITORIES0.0%(c)
    PUERTO RICO 0.0%c
(b) Puerto Rico Commonwealth GO, Public Improvement, Refunding,
       Series A-4, FSA Insured, Daily VRDN and Put, 1.25%,
       7/01/31...................................................      1,400,000       1,400,000
                                                                                  --------------
    TOTAL SHORT TERM INVESTMENTS (COST $219,795,000)                                 219,795,000
                                                                                  --------------
    TOTAL INVESTMENTS (COST $5,097,712,035) 99.1%................                  5,283,539,923
    OTHER ASSETS, LESS LIABILITIES 0.9%..........................                     49,450,478
                                                                                  --------------
    NET ASSETS 100.0%............................................                 $5,332,990,401
                                                                                  ==============

SELECTED PORTFOLIO ABBREVIATIONS
AMBAC - American Municipal Bond Assurance Corp.
COP   - Certificate of Participation
ETM   - Escrow to Maturity
FGIC  - Financial Guaranty Insurance Co.
FHA   - Federal Housing Authority/Agency
FSA   - Financial Security Assurance Inc.
GO    - General Obligation
HFA   - Housing Finance Authority/Agency
HFAR  - Housing Finance Authority Revenue
IDA   - Industrial Development Authority/Agency
IDAR  - Industrial Development Authority Revenue
MBIA  - Municipal Bond Investors Assurance Corp.
MFM   - Multi-Family Mortgage
MTA   - Metropolitan Transit Authority
PCR   - Pollution Control Revenue
PFAR  - Public Financing Authority Revenue
XLCA  - XL Capital Assurance

(a)  A portion or all of the security purchased on a delayed delivery basis. See
     Note 1(b).

(b) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

(c)  Rounds to less than 0.1% of net assets.


 38 | The accompanying notes are an integral part of these financial statements.
                                 | Annual Report

Franklin New York Tax-Free Income Fund

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
May 31, 2008

Assets:
   Investments in securities:
      Cost.....................................................   $5,097,712,035
                                                                  --------------
      Value....................................................   $5,283,539,923
   Cash .......................................................          678,483
   Receivables:
      Capital shares sold .....................................       18,808,000
      Interest.................................................       68,901,795
                                                                  --------------
         Total assets..........................................    5,371,928,201
                                                                  --------------
Liabilities:
   Payables:
      Investment securities purchased..........................       30,881,700
      Capital shares redeemed..................................        4,808,668
      Affiliates...............................................        2,865,803
   Accrued expenses and other liabilities......................          381,629
                                                                  --------------
         Total liabilities.....................................       38,937,800
                                                                  --------------
            Net assets, at value...............................   $5,332,990,401
                                                                  ==============
Net assets consist of:
   Paid-in capital.............................................   $5,128,844,671
   Undistributed net investment income.........................        5,201,749
   Net unrealized appreciation (depreciation)..................      185,827,888
   Accumulated net realized gain (loss)........................       13,116,093
                                                                  --------------
         Net assets, at value..................................   $5,332,990,401
                                                                  ==============


                                Annual Report |
 The accompanying notes are an integral part of these financial statements. | 39

Franklin New York Tax-Free Income Fund

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)
May 31, 2008

CLASS A:
   Net assets, at value .........................................   $4,701,098,150
                                                                    --------------
   Shares outstanding............................................      405,023,226
                                                                    --------------
   Net asset value per share(a)..................................   $        11.61
                                                                    --------------
   Maximum offering price per share (net asset value per
      share / 95.75%)............................................   $        12.13
                                                                    --------------
CLASS B:
   Net assets, at value..........................................   $  148,692,683
                                                                    --------------
   Shares outstanding............................................       12,840,205
                                                                    --------------
   Net asset value and maximum offering price per share(a).......   $        11.58
                                                                    --------------
CLASS C:
   Net assets, at value..........................................   $  398,418,229
                                                                    --------------
   Shares outstanding............................................       34,354,194
                                                                    --------------
   Net asset value and maximum offering price per share(a).......   $        11.60
                                                                    --------------
ADVISOR CLASS:
   Net assets, at value..........................................   $   84,781,339
                                                                    --------------
   Shares outstanding............................................        7,301,885
                                                                    --------------
   Net asset value and maximum offering price per share(a).......   $        11.61
                                                                    --------------

(a) Redemption price is equal to net asset value less contingent deferred sales charges, if applicable, and redemption fees retained by the Fund.


 40 | The accompanying notes are an integral part of these financial statements.
                                 | Annual Report

Franklin New York Tax-Free Income Fund

STATEMENT OF OPERATIONS
for the year ended May 31, 2008

Investment income:
   Interest......................................................   $250,454,694
                                                                    ------------
Expenses:
   Management fees (Note 3a).....................................     22,952,173
   Distribution fees: (Note 3c)
      Class A....................................................      3,967,764
      Class B....................................................      1,046,078
      Class C....................................................      2,020,779
   Transfer agent fees (Note 3e).................................      1,900,649
   Custodian fees................................................         74,406
   Reports to shareholders.......................................        152,436
   Registration and filing fees..................................         54,518
   Professional fees.............................................        110,300
   Trustees' fees and expenses...................................         76,910
   Other.........................................................        209,931
                                                                    ------------
         Total expenses..........................................     32,565,944
                                                                    ------------
            Net investment income................................    217,888,750
                                                                    ------------
Realized and unrealized gains (losses):
   Net realized gain (loss) from investments ....................     18,145,459
   Net change in unrealized appreciation (depreciation) on
      investments................................................    (47,540,584)
                                                                    ------------
Net realized and unrealized gain (loss)..........................    (29,395,125)
                                                                    ------------
Net increase (decrease) in net assets resulting from operations..   $188,493,625
                                                                    ============


                                Annual Report |
 The accompanying notes are an integral part of these financial statements. | 41

Franklin New York Tax-Free Income Fund

STATEMENTS OF CHANGES IN NET ASSETS

                                                                            YEAR ENDED MAY 31,
                                                                    -------------------------------
                                                                         2008             2007
                                                                    --------------   --------------
Increase (decrease) in net assets:
   Operations:
      Net investment income......................................   $  217,888,750   $  211,305,061
      Net realized gain (loss) from investments..................       18,145,459        5,260,922
      Net change in unrealized appreciation (depreciation) on
         investments.............................................      (47,540,584)     (15,534,012)
                                                                    --------------   --------------
         Net increase (decrease) in net assets resulting from
            operations...........................................      188,493,625      201,031,971
                                                                    --------------   --------------
   Distributions to shareholders from:
      Net investment income:
         Class A.................................................     (195,176,437)    (191,502,107)
         Class B.................................................       (6,168,210)      (7,557,235)
         Class C.................................................      (11,660,255)      (9,704,153)
         Advisor Class...........................................       (3,302,009)      (2,228,955)
      Net realized gains:
         Class A.................................................       (7,349,513)      (1,937,898)
         Class B.................................................         (263,561)         (87,429)
         Class C.................................................         (492,039)        (111,585)
         Advisor Class...........................................         (130,825)         (21,060)
                                                                    --------------   --------------
      Total distributions to shareholders........................     (224,542,849)    (213,150,422)
                                                                    --------------   --------------
      Capital share transactions: (Note 2)
         Class A.................................................      321,465,203       71,162,127
         Class B.................................................      (28,188,527)     (28,690,236)
         Class C.................................................      127,486,104       28,184,266
         Advisor Class...........................................       23,904,307       17,472,974
                                                                    --------------   --------------
      Total capital share transactions...........................      444,667,087       88,129,131
                                                                    --------------   --------------
      Redemption fees............................................           19,303            3,574
                                                                    --------------   --------------
            Net increase (decrease) in net assets................      408,637,166       76,014,254
      Net assets:
         Beginning of year.......................................    4,924,353,235    4,848,338,981
                                                                    --------------   --------------
         End ofyear..............................................   $5,332,990,401   $4,924,353,235
                                                                    ==============   ==============
   Undistributed net investment income included in net assets:
      End ofyear.................................................   $    5,201,749   $    4,152,357
                                                                    ==============   ==============


 42 | The accompanying notes are an integral part of these financial statements.
                                 | Annual Report

Franklin New York Tax-Free Income Fund

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin New York Tax-Free Income Fund (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as a diversified, open-end investment company, consisting of one fund, the Franklin New York Tax-Free Income Fund (Fund). The Fund offers four classes of shares: Class A, Class B, Class C, and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

The following summarizes the Fund's significant accounting policies.

A. SECURITY VALUATION

Municipal securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund may utilize independent pricing services, quotations from bond dealers, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Fund's pricing services use valuation models or matrix pricing, which considers information with respect to comparable bond and note transactions, quotations from bond dealers or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, to determine current value.

The Trust has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Trust's Board of Trustees.

B. SECURITIES PURCHASED ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS

The Fund may purchase securities on a when-issued or delayed delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date. Sufficient assets have been segregated for these securities.


                               Annual Report | 43

Franklin New York Tax-Free Income Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

C. INCOME TAXES

No provision has been made for U.S. income taxes because it is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code and to distribute to shareholders substantially all of its income and net realized gains.

The Fund has reviewed the tax positions, taken on federal income tax returns, for each of the three open tax years and as of May 31, 2008, and has determined that no provision for income tax is required in the Fund's financial statements.

D. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

E. INSURANCE

The scheduled payments of interest and principal for each insured municipal security in the Trust are insured by either a new issue insurance policy or a secondary insurance policy. Some municipal securities in the Fund are secured by collateral guaranteed by an agency of the U.S. government. Insurance companies typically insure municipal bonds that tend to be of very high quaility, with the majority of underlying municipal bonds rated A or better. However, there is a risk that in the event of an issuer default, the insurer may not be able to fulfill its obligations under the terms of the policy.

Depending on the type of coverage, premiums for insurance are either added to the cost basis of the security or paid by a third party.


                               44 | Annual Report

Franklin New York Tax-Free Income Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

F. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

G. REDEMPTION FEES

A short term trading redemption fee will be imposed, with some exceptions, on any Fund shares that are redeemed or exchanged within seven calendar days following their purchase date. The redemption fee is 2% of the amount redeemed. Such fees are retained by the Fund and accounted for as an addition to paid-in capital.

H. GUARANTEES AND INDEMNIFICATIONS

Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

At May 31, 2008, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:

                                                            YEAR ENDED MAY 31,
                                       ---------------------------------------------------------
                                                  2008                         2007
                                       ---------------------------   ---------------------------
                                          SHARES        AMOUNT         SHARES         AMOUNT
                                       -----------   -------------   -----------   -------------
CLASS A SHARES:
   Shares sold......................    58,856,521   $ 682,397,923    33,282,533   $ 391,611,132
   Shares issued in reinvestment of
      distributions.................    10,633,120     122,985,376     9,744,624     114,532,681
   Shares redeemed..................   (41,771,078)   (483,918,096)  (36,980,212)   (434,981,686)
                                       -----------   -------------   -----------   -------------
   Net increase (decrease)..........    27,718,563   $ 321,465,203     6,046,945   $  71,162,127
                                       ===========   =============   ===========   =============
CLASS B SHARES:
   Shares sold......................       122,616   $   1,419,799       106,686   $   1,249,501
   Shares issued in reinvestment of
      distributions.................       368,441       4,255,547       430,784       5,053,701
   Shares redeemed .................    (2,925,420)    (33,863,873)   (2,979,539)    (34,993,438)
                                       -----------   -------------   -----------   -------------
   Net increase (decrease)..........    (2,434,363)  $ (28,188,527)   (2,442,069)  $ (28,690,236)
                                       ===========   =============   ===========   =============


                               Annual Report | 45

Franklin New York Tax-Free Income Fund

2. SHARES OF BENEFICIAL INTEREST

                                                          YEAR ENDED MAY 31,
                                       ------------------------------------------------------
                                                  2008                        2007
                                       --------------------------   -------------------------
                                         SHARES         AMOUNT        SHARES        AMOUNT
                                       -----------   ------------   ----------   ------------
CLASS C SHARES:
   Shares sold......................    14,292,971   $165,598,420    5,480,988   $ 64,455,332

   Shares issued in reinvestment of
      distributions ................       723,971      8,366,947      545,120      6,404,637
   Shares redeemed..................    (4,011,594)   (46,479,263)  (3,630,049)   (42,675,703)
                                        ----------   ------------   ----------   ------------
   Net increase (decrease)..........    11,005,348   $127,486,104    2,396,059   $ 28,184,266
                                        ==========   ============   ==========   ============
ADVISOR CLASS SHARES:
   Shares sold......................     5,068,423   $ 58,745,600    2,060,729   $ 24,268,873
   Shares issued in reinvestment of
      distributions.................        77,923        900,288       10,098        118,935
   Shares redeemed .................    (3,105,808)   (35,741,581)    (588,105)    (6,914,834)
                                        ----------   ------------   ----------   ------------
   Net increase (decrease)..........     2,040,538   $ 23,904,307    1,482,722   $ 17,472,974
                                        ==========   ============   ==========   ============

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:

SUBSIDIARY                                                      AFFILIATION
-------------------------------------------------------------   ----------------------
Franklin Advisers, Inc. (Advisers)                              Investment manager
Franklin Templeton Services, LLC (FT Services)                  Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)            Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)   Transfer agent

A. MANAGEMENT FEES

Effective January 1, 2008, the Fund pays an investment mangement fee to Advisers based on the month-end net assets of the Fund as follows:

ANNUALIZED FEE RATE    NET ASSETS
-------------------   ----------------------------------------------------
     0.625%           Up to and including $100 million
     0.500%           Over $100 million, up to and including $250 million
     0.450%           Over $250 million, up to and including $7.5 billion
     0.440%           Over $7.5 billion, up to and including $10 billion
     0.430%           Over $10 billion, up to and including $12.5 billion
     0.420%           Over $12.5 billion, up to and including $15 billion
     0.400%           Over $15 billion, up to and including $17.5 billion
     0.380%           Over $17.5 billion, up to and including $20 billion
     0.360%           In excess of $20 billion


                               46 | Annual Report

Franklin New York Tax-Free Income Fund

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

Prior to January 1, 2008, the Fund paid fees to Advisers based on the month-end net assets of the Fund as follows:

ANNUALIZED FEE RATE   NET ASSETS
-------------------   ---------------------------------------------------
0.625%                Up to and including $100 million
0.500%                Over $100 million, up to and including $250 million
0.450%                Over $250 million, up to and including $10 billion
0.440%                Over $10 billion, up to and including $12.5 billion
0.420%                Over $12.5 billion, up to and including $15 billion
0.400%                Over $15 billion, up to and including $17.5 billion
0.380%                Over $17.5 billion, up to and including $20 billion
0.360%                In excess of $20 billion

B. ADMINISTRATIVE FEES

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on average daily net assets, and is not an additional expense of the Fund.

C. DISTRIBUTION FEES

The Trust's Board of Trustees has adopted distribution plans for each share class, with the exception of Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods.

In addition, under the Fund's Class B and C compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate for each class.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Class A .........................................   0.10%
Class B .........................................   0.65%
Class C .........................................   0.65%

D. SALES CHARGES/UNDERWRITING AGREEMENTS

Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the year:

Sales charges retained net of commissions paid to
   unaffiliated broker/dealers ..................   $1,305,881
Contingent deferred sales charges retained ......   $  253,946

                               Annual Report | 47

Franklin New York Tax-Free Income Fund

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

E. TRANSFER AGENT FEES

For the year ended May 31, 2008, the Fund paid transfer agent fees of $1,900,649, of which $1,266,447 was retained by Investor Services.

4. INCOME TAXES

The tax character of distributions paid during the years ended May 31, 2008 and 2007, was as follows:

                                                      2008          2007
                                                 ------------   ------------
Distributions paid from:
   Tax-exempt income .........................   $216,306,911   $210,992,450
   Long term capital gain ....................      8,235,938      2,157,972
                                                 ------------   ------------
                                                 $224,542,849   $213,150,422
                                                 ============   ============

At May 31, 2008, the cost of investments, net unrealized appreciation (depreciation), undistributed tax exempt income and undistributed long term capital gains for income tax purposes were as follows:

Cost of investments ..........................   $ 5,097,011,934
                                                 ===============
Unrealized appreciation ......................   $   205,574,373
Unrealized depreciation ......................       (19,046,384)
                                                 ---------------
Net unrealized appreciation (depreciation) ...   $   186,527,989
                                                 ===============
Undistributed tax exempt income ..............   $     3,120,836
Undistributed long term capital gains ........        14,496,905
                                                 ---------------
Distributable earnings .......................   $    17,617,741
                                                 ===============

Net investment income differs for financial statement and tax purposes primarily due to differing treatments of bond discounts.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of wash sales and bond discounts.

5. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the year ended May 31, 2008, aggregated $867,129,483 and $589,633,942, respectively.


                               48 | Annual Report

Franklin New York Tax-Free Income Fund

6. CONCENTRATION OF RISK

The Fund invests a large percentage of its total assets in obligations of issuers within New York and U.S. Territories. Such concentration may subject the Fund to risks associated with industrial or regional matters, and economic, political or legal developments occurring within New York and U.S. Territories.

7. NEW ACCOUNTING PRONOUNCEMENT

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157, "Fair Value Measurement" (SFAS 157), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Fund believes the adoption of SFAS 157 will have no material impact on its financial statements.


                               Annual Report | 49

Franklin New York Tax-Free Income Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF DIRECTORS AND SHAREHOLDERS OFFRANKLIN NEW YORK TAX-FREE INCOME FUND

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Franklin New York Tax-Free Income Fund (the "Fund") at May 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP

San Francisco, California
July 18, 2008

                               50 | Annual Report

Franklin New York Tax-Free Income Fund

TAX DESIGNATION (UNAUDITED)

Under Section 852(b)(3)(C) of the Internal Revenue Code (Code), the Fund designates the maximum amount allowable but no less than $19,624,758 as a long term capital gain dividend for the fiscal year ended May 31, 2008.

Under Section 852(b)(5)(A) of the Internal Revenue Code (Code), the Fund designates 100% of the distributions paid from net investment income as exempt-interest dividends for the fiscal year ended May 31, 2008. A portion of the Fund's exempt-interest dividends may be subject to the federal alternative minimum tax. In January 2009, shareholders will be notified of amounts for use in preparing their 2008 income tax returns.

                               Annual Report | 51

Franklin New York Tax-Free Income Fund

BOARD MEMBERS AND OFFICERS

The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during the past five years and number of portfolios overseen in the Franklin Templeton Investments fund complex are shown below. Generally, each board member serves until that person's successor is elected and qualified.

INDEPENDENT BOARD MEMBERS

                                                       NUMBER OF PORTFOLIOS IN
  NAME, YEAR OF BIRTH                     LENGTH OF     FUND COMPLEX OVERSEEN
     AND ADDRESS           POSITION      TIME SERVED       BY BOARD MEMBER*               OTHER DIRECTORSHIPS HELD
------------------------   -----------   -----------   -----------------------   -----------------------------------------
HARRIS J. ASHTON (1932)    Trustee       Since 1982    143                       Bar-S Foods (meat packing company).
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Director of various companies; and FORMERLY, Director, RBC Holdings, Inc. (bank holding company) (until 2002); and
President, Chief Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until
1998).

ROBERT F. CARLSON (1928)   Trustee       Since 2007    122                       None
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Retired; and FORMERLY, Vice President, senior member and past President, Board of Administration, California Public
Employees Retirement Systems (CALPERS) (1971-January 2008); member and Chairman of the Board, Sutter Community Hospitals;
member, Corporate Board, Blue Shield of California; and Chief Counsel, California Department of Transportation.

SAM GINN (1937)            Trustee       Since 2007    122                       Chevron Corporation (global energy
One Franklin Parkway                                                             company) and ICO Global
San Mateo, CA 94403-1906                                                         Communications (Holdings) Limited
                                                                                 (satellite company).

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Private investor; and FORMERLY, Chairman of the Board, Vodafone AirTouch, PLC (wireless company); Chairman of the Board and Chief Executive Officer, AirTouch Communications (cellular communications) (1993-1998) and Pacific Telesis Groups
(telephone holding company) (1988-1994).

EDITH E. HOLIDAY (1952)    Trustee       Since 1998    143                       Hess Corporation (exploration and
One Franklin Parkway                                                             refining of oil and gas), H.J. Heinz
San Mateo, CA 94403-1906                                                         Company (processed foods and allied
                                                                                 products), RTI International Metals, Inc.
                                                                                 (manufacture and distribution of titani-
                                                                                 um), Canadian National Railway (rail-
                                                                                 road) and White Mountains Insurance
                                                                                 Group, Ltd. (holding company).
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Director or Trustee of various companies and trusts; and FORMERLY, Assistant to the President of the United States and
Secretary of the Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor
to the Secretary and Assistant Secretary for Public Affairs and Public Liaison-United States Treasury Department
(1988-1989).


                               52| Annual Report

                                                       NUMBER OF PORTFOLIOS IN
  NAME, YEAR OF BIRTH                     LENGTH OF     FUND COMPLEX OVERSEEN
     AND ADDRESS           POSITION      TIME SERVED       BY BOARD MEMBER*               OTHER DIRECTORSHIPS HELD
------------------------   -----------   -----------   -----------------------   -----------------------------------------
FRANK W.T. LAHAYE (1929)   Trustee       Since 2007    122                       Center for Creative Land Recycling
One Franklin Parkway                                                             (brownfield redevelopment).
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

General Partner, Las Olas L.P. (Asset Management); and FORMERLY, Chairman, Peregrine Venture Management Company (venture capital).

FRANK A. OLSON (1932)      Trustee       Since 2006    143                       Hess Corporation (exploration and
One Franklin Parkway                                                             refining of oil and gas) and Sentient
San Mateo, CA 94403-1906                                                         Jet (private jet service).

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Chairman Emeritus, The Hertz Corporation (car rental) (since 2000) (Chairman of the Board (1980-2000) and Chief Executive
Officer (1977-1999)); and FORMERLY, Chairman of the Board, President and Chief Executive Officer, UAL Corporation
(airlines).

LARRY D. THOMPSON (1945)   Trustee       Since 2007    143                       None
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Senior Vice President - Government Affairs, General Counsel and Secretary, PepsiCo, Inc. (consumer products); and
FORMERLY, Director, Delta Airlines (aviation) (2003-2005) and Providian Financial Corp. (credit card provider)
(1997-2001); Senior Fellow of The Brookings Institution (2003-2004); Visiting Professor, University of Georgia School of
Law (2004); and Deputy Attorney General, U.S. Department of Justice (2001-2003).

JOHN B. WILSON (1959)      Lead          Trustee       122                       None
One Franklin Parkway       Independent   since 2007
San Mateo, CA 94403-1906   Trustee       and Lead
                                         Independent
                                         Trustee
                                         since
                                         January
                                         2008

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

President and Founder, Hyannis Port Capital, Inc. (real estate and private equity investing); serves on private and non-profit boards; and FORMERLY, Chief Operating Officer and Executive Vice President, Gap, Inc. (retail) (1996-2000);
Chief Financial Officer and Executive Vice President - Finance and Strategy, Staples, Inc. (office supplies) (1992-1996);
Executive Vice President - Corporate Planning, Northwest Airlines, Inc. (airlines) (1990-1992); and Vice President and
Partner, Bain & Company (consulting firm) (1986-1990).


                               Annual Report | 53

INTERESTED BOARD MEMBERS AND OFFICERS

                                                       NUMBER OF PORTFOLIOS IN
  NAME, YEAR OF BIRTH                     LENGTH OF     FUND COMPLEX OVERSEEN
     AND ADDRESS           POSITION      TIME SERVED       BY BOARD MEMBER*               OTHER DIRECTORSHIPS HELD
------------------------   -----------   -----------   -----------------------   -----------------------------------------
**CHARLES B. JOHNSON       Trustee,      Management    143                       None
(1933)                     President     Trustee
One Franklin Parkway       and Chief     since 1982,
San Mateo, CA 94403-1906   Investment    President
                           Officer -     since 1983
                           Investment    and Chief
                                         Executive
                                         Officer -
                                         Investment
                                         Management
                                         since 2002

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Chairman of the Board, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Director, Templeton
Worldwide, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin
Resources, Inc. and of 42 of the investment companies in Franklin Templeton Investments.

**RUPERT H. JOHNSON, JR.   Trustee and   Since 1983    56                        None
(1940)                     Vice
One Franklin Parkway       President
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Director, Franklin Advisers, Inc.
and Templeton Worldwide, Inc.; Senior Vice President, Franklin Advisory Services, LLC; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 44 of the investment companies in Franklin Templeton Investments.

SHEILA AMOROSO (1959)      Vice          Since 1999    Not Applicable            Not Applicable
One Franklin Parkway       President
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Senior Vice President, Franklin Advisers, Inc.; and officer of eight of the investment companies in Franklin Templeton
Investments.

RAFAEL R. COSTAS, JR.      Vice          Since 1999    Not Applicable            Not Applicable
(1965)                     President
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Senior Vice President, Franklin Advisers, Inc.; and officer of eight of the investment companies in Franklin Templeton
Investments.

JAMES M. DAVIS (1952)      Chief         Chief         Not Applicable            Not Applicable
One Franklin Parkway       Compliance    Compliance
San Mateo, CA 94403-1906   Officer and   Officer
                           Vice          since 2004
                           President     and Vice
                           - AML         President
                           Compliance    - AML
                                         Compliance
                                         since 2006

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Director, Global Compliance, Franklin Resources, Inc.; officer of some of the other subsidiaries of Franklin Resources,
Inc. and of 46 of the investment companies in Franklin Templeton Investments; and FORMERLY, Director of Compliance,
Franklin Resources, Inc. (1994-2001).


                               54| Annual Report

                                                       NUMBER OF PORTFOLIOS IN
  NAME, YEAR OF BIRTH                     LENGTH OF     FUND COMPLEX OVERSEEN
     AND ADDRESS           POSITION      TIME SERVED       BY BOARD MEMBER*               OTHER DIRECTORSHIPS HELD
------------------------   -----------   -----------   -----------------------   -----------------------------------------
LAURA F. FERGERSON         Treasurer,    Treasurer     Not Applicable            Not Applicable
(1962)                     Chief         since 2004,
One Franklin Parkway       Financial     Chief
San Mateo, CA 94403-1906   Officer and   Financial
                           Chief         Officer and
                           Accounting    Chief
                           Officer       Accounting
                                         Officer
                                         since
                                         February
                                         2008

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Vice President, Franklin Templeton Services, LLC; officer of 46 of the investment companies in Franklin Templeton
Investments; and FORMERLY, Director and member of Audit and Valuation Committees, Runkel Funds, Inc. (2003-2004);
Assistant Treasurer of most of the investment companies in Franklin Templeton Investments (1997-2003); and Vice President,
Franklin Templeton Services, LLC (1997-2003).

JIMMY D. GAMBILL (1947)    Vice          Since         Not Applicable            Not Applicable
500 East Broward Blvd.     President     February
Suite 2100                               2008
Fort Lauderdale,
FL 33394-3091

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

President, Franklin Templeton Services, LLC; Senior Vice President, Templeton Worldwide, Inc.; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 46 of the investment companies in Franklin Templeton Investments.

DAVID P. GOSS (1947)       Vice          Since 2000    Not Applicable            Not Applicable
One Franklin Parkway       President
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Senior Associate General Counsel, Franklin Templeton Investments; officer and director of one of the subsidiaries of Franklin
Resources, Inc.; and officer of 46 of the investment companies in Franklin Templeton Investments.

KAREN L. SKIDMORE (1952)   Vice          Since 2006    Not Applicable            Not Applicable
One Franklin Parkway       President
San Mateo, CA 94403-1906   and
                           Secretary

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Senior Associate General Counsel, Franklin Templeton Investments; and officer of 30 of the investment companies in
Franklin Templeton Investments.

CRAIG S. TYLE (1960)       Vice          Since 2005    Not Applicable            Not Applicable
One Franklin Parkway       President
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

General Counsel and Executive Vice President, Franklin Resources, Inc.; officer of some of the other subsidiaries of
Franklin Resources, Inc. and of 46 of the investment companies in Franklin Templeton Investments; and FORMERLY, Partner,
Shearman & Sterling, LLP (2004-2005); and General Counsel, Investment Company Institute (ICI) (1997-2004).


                               Annual Report | 55

                                                       NUMBER OF PORTFOLIOS IN
  NAME, YEAR OF BIRTH                     LENGTH OF     FUND COMPLEX OVERSEEN
     AND ADDRESS           POSITION      TIME SERVED       BY BOARD MEMBER*               OTHER DIRECTORSHIPS HELD
------------------------   -----------   -----------   -----------------------   -----------------------------------------
GALEN G. VETTER (1951)     Senior Vice   Since         Not Applicable            Not Applicable
500 East Broward Blvd.     President     February
Suite 2100                 and Chief     2008
Fort Lauderdale,           Executive
FL 33394-3091              Officer -
                           Finance and
                           Administra
                           tion

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Senior Vice President, Franklin Templeton Services, LLC; officer of some of the other subsidiaries of Franklin Resources,
Inc. and of 46 of the investment companies in Franklin Templeton Investments; and FORMERLY, Managing Director, RSM
McGladrey, Inc. (1999-2004); and Partner, McGladrey & Pullen, LLP (1979-1987 and 1991-2004).

THOMAS WALSH (1961)        Vice          Since 1999    Not Applicable            Not Applicable
One Franklin Parkway       President
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Senior Vice President, Franklin Advisers, Inc.; and officer of eight of the investment companies in Franklin Templeton
Investments.

* We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton Investments fund complex. These portfolios have a common investment manager or affiliated investment managers.

** Charles B. Johnson and Rupert H. Johnson, Jr. are considered to be interested persons of the Trust under the federal securities laws due to their positions as officers and directors and major shareholders of Franklin Resources, Inc., which is the parent company of the Fund's investment manager and distributor.

Note 1: Charles B. Johnson and Rupert H. Johnson, Jr. are brothers.

Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.

THE SARBANES-OXLEY ACT OF 2002 AND RULES ADOPTED BY THE SECURITIES AND EXCHANGE COMMISSION REQUIRE THE FUND TO DISCLOSE WHETHER THE FUND'S AUDIT COMMITTEE INCLUDES AT LEAST ONE MEMBER WHO IS AN AUDIT COMMITTEE FINANCIAL EXPERT WITHIN THE MEANING OF SUCH ACT AND RULES. THE FUND'S BOARD HAS DETERMINED THAT THERE IS AT LEAST ONE SUCH FINANCIAL EXPERT ON THE AUDIT COMMITTEE AND HAS DESIGNATED JOHN B. WILSON AS ITS AUDIT COMMITTEE FINANCIAL EXPERT. THE BOARD BELIEVES THAT MR. WILSON QUALIFIES AS SUCH AN EXPERT IN VIEW OF HIS EXTENSIVE BUSINESS BACKGROUND AND EXPERIENCE, INCLUDING SERVICE AS CHIEF FINANCIAL OFFICER OF STAPLES, INC. FROM 1992 TO 1996. MR. WILSON HAS BEEN A MEMBER AND CHAIRMAN OF THE FUND'S AUDIT COMMITTEE SINCE 2006. AS A RESULT OF SUCH BACKGROUND AND EXPERIENCE, THE BOARD BELIEVES THAT MR. WILSON HAS ACQUIRED AN UNDERSTANDING OF GENERALLY ACCEPTED ACCOUNTING PRINCIPLES AND FINANCIAL STATEMENTS, THE GENERAL APPLICATION OF SUCH PRINCIPLES IN CONNECTION WITH THE ACCOUNTING ESTIMATES, ACCRUALS AND RESERVES, AND ANALYZING AND EVALUATING FINANCIAL STATEMENTS THAT PRESENT A BREADTH AND LEVEL OF COMPLEXITY OF ACCOUNTING ISSUES GENERALLY COMPARABLE TO THOSE OF THE FUND, AS WELL AS AN UNDERSTANDING OF INTERNAL CONTROLS AND PROCEDURES FOR FINANCIAL REPORTING AND AN UNDERSTANDING OF AUDIT COMMITTEE FUNCTIONS. MR. WILSON IS AN INDEPENDENT BOARD MEMBER AS THAT TERM IS DEFINED UNDER THE RELEVANT SECURITIES AND EXCHANGE COMMISSION RULES AND RELEASES.

THE STATEMENT OF ADDITIONAL INFORMATION (SAI) INCLUDES ADDITIONAL INFORMATION ABOUT THE BOARD MEMBERS AND IS AVAILABLE, WITHOUT CHARGE, UPON REQUEST. SHAREHOLDERS MAY CALL 1-800/DIAL BEN (1-800/342-5236) TO REQUEST THE SAI.


                                56| Annual Report

Franklin New York Tax-Free Income Fund

SHAREHOLDER INFORMATION

BOARD REVIEW OF INVESTMENT MANAGEMENT AGREEMENT

At a meeting held February 25, 2008, the Board of Trustees (Board), including a majority of non-interested or independent Trustees, approved renewal of the investment management agreement for the Fund. In reaching this decision, the Board took into account information furnished throughout the year at regular Board meetings, as well as information prepared specifically in connection with the annual renewal review process. Information furnished and discussed throughout the year included investment performance reports and related financial information for the Fund, as well as periodic reports on shareholder services, legal, compliance, pricing, and other services provided by the Investment Manager (Manager) and its affiliates. Information furnished specifically in connection with the renewal process included a report for the Fund prepared by Lipper, Inc. (Lipper), an independent organization, as well as a Fund profitability analysis report prepared by management. The Lipper report compared the Fund's investment performance and expenses with those of other mutual funds deemed comparable to the Fund as selected by Lipper. The Fund profitability analysis report discussed the profitability to Franklin Templeton Investments from its overall U.S. fund operations, as well as on an individual fund-by-fund basis. Included with such profitability analysis report was information on a fund-by-fund basis listing portfolio managers and other accounts they manage, as well as information on management fees charged by the Manager and its affiliates including management's explanation of differences where relevant and a three-year expense analysis with an explanation for any increase in expense ratios. Additional material accompanying such report was a memorandum prepared by management describing project initiatives and capital investments relating to the services provided to the Fund by the Franklin Templeton Investments organization, as well as a memorandum relating to economies of scale and a comparative analysis concerning transfer agent fees charged the Fund.

In considering such materials, the independent Trustees received assistance and advice from and met separately with independent counsel. In approving continuance of the investment management agreement for the Fund, the Board, including a majority of independent Trustees, determined that the existing management fee structure was fair and reasonable and that continuance of the investment management agreement was in the best interests of the Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board's decision.

NATURE, EXTENT AND QUALITY OF SERVICES. The Board was satisfied with the nature and quality of the overall services provided by the Manager and its affiliates to the Fund and its shareholders. In addition to investment performance and expenses discussed later, the Board's opinion was based, in part, upon periodic reports furnished them showing that the investment policies and restrictions for the Fund were consistently complied with as well as other reports periodically furnished the Board covering matters such as the compliance of portfolio managers and other management personnel with the code of ethics adopted throughout the Franklin Templeton fund complex, the adherence to fair value pricing procedures established by the Board, and the accuracy of net asset value calculations. The Board also noted the extent of benefits provided Fund shareholders from being part of the Franklin Templeton family of funds,


                               Annual Report | 57

Franklin New York Tax-Free Income Fund

BOARD REVIEW OF INVESTMENT MANAGEMENT AGREEMENT (CONTINUED)

including the right to exchange investments between the same class of funds without a sales charge, the ability to reinvest Fund dividends into other funds and the right to combine holdings in other funds to obtain a reduced sales charge. Favorable consideration was given to management's continuous efforts and expenditures in establishing back-up systems and recovery procedures to function in the event of a natural disaster, it being noted that such systems and procedures had functioned smoothly during the Florida hurricanes and blackouts experienced in recent years. Consideration was also given to the experience of each Fund's portfolio management team, the number of accounts managed and general method of compensation. In this latter respect, the Board noted that a primary factor in management's determination of a portfolio manager's bonus compensation was the relative investment performance of the funds he or she managed and that a portion of such bonus was required to be invested in a predesignated list of funds within such person's fund management area so as to be aligned with the interests of Fund shareholders. The Board also took into account the quality of transfer agent and shareholder services provided Fund shareholders by an affiliate of the Manager, noting continuing expenditures by management to increase and improve the scope of such services, periodic favorable reports on such service conducted by third parties, the high industry ranking given to the Franklin Templeton website, and the firsthand experience of individual Board members who deal with the shareholder services department in their capacities as shareholders in one or more of the various Franklin Templeton funds.

INVESTMENT PERFORMANCE. The Board placed significant emphasis on the investment performance of the Fund in view of its importance to shareholders. While consideration was given to performance reports and discussions with portfolio managers at Board meetings during the year, particular attention in assessing such performance was given to the Lipper report furnished for the agreement renewal. The Lipper report prepared for the Fund showed the investment performance of its Class A shares during the year ended December 31, 2007, as well as the previous 10 years ended that date in comparison to a performance universe consisting of all retail and institutional New York municipal debt funds as selected by Lipper. The Lipper report showed that both the Fund's income return and its total return for the one-year period as well as for each of the previous three-, five- and 10-year periods on an annualized basis were in the highest quintile of its Lipper performance universe. The Board expressed its satisfaction with such performance.

COMPARATIVE EXPENSES. Consideration was given to a comparative analysis of the management fees and total expense ratios of the Fund compared with those of a group of other funds selected by Lipper as its appropriate Lipper expense group under the Lipper report. Prior to making such comparison, the Board relied upon a survey showing that the scope of services covered under the Fund's investment management agreement was similar to those provided by fund managers to other mutual fund groups that would be used as a basis of comparison in the Lipper reports. In reviewing comparative costs, emphasis was given to the Fund's management fee in comparison with the contractual investment management fee that would have been charged by other funds within its Lipper expense group assuming they were similar in size to the


                               58 | Annual Report

Franklin New York Tax-Free Income Fund

BOARD REVIEW OF INVESTMENT MANAGEMENT AGREEMENT (CONTINUED)

Fund, as well as the actual total expenses of the Fund in comparison with those of its Lipper expense group. The Lipper contractual investment management fee analysis includes administrative charges as being part of a management fee, and total expenses, for comparative consistency, are shown by Lipper for Fund Class A shares. The results of such expense comparisons showed that the contractual investment management fee rate for the Fund was one basis point above the median of its Lipper expense group, but its actual total expenses were in the least expensive quintile of its Lipper expense group. The Board was satisfied with the management fee and total expenses of the Fund in comparison to its Lipper expense group as shown in the Lipper report.

MANAGEMENT PROFITABILITY. The Board also considered the level of profits realized by the Manager and its affiliates in connection with the operation of the Fund. In this respect, the Board reviewed the Fund profitability analysis that addresses the overall profitability of Franklin Templeton's U.S. fund business, as well as its profits in providing management and other services to the Fund. Specific attention was given to the methodology followed in allocating costs to the Fund, it being recognized that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. In this respect, the Board noted that, while being continuously refined and reflecting changes in the Manager's own cost accounting, the allocation methodology was consistent with that followed in profitability report presentations for the Fund made in prior years and that the Fund's independent registered public accounting firm had been engaged by the Manager to perform certain procedures on a biennial basis, specified and approved by the Manager and the Fund's Board solely for their purposes and use in reference to the profitability analysis. In reviewing and discussing such analysis, management discussed with the Board its belief that costs incurred in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and its affiliates may not be fully reflected in the expenses allocated to the Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. The Board also took into account management's expenditures in improving shareholder services provided the Fund, as well as the need to meet additional regulatory and compliance requirements resulting from the Sarbanes-Oxley Act and recent SEC and other regulatory requirements. In addition, the Board considered a third-party study comparing the profitability of the Manager's parent on an overall basis as compared to other publicly held managers broken down to show profitability from management operations exclusive of distribution expenses, as well as profitability including distribution expenses. The Board also considered the extent to which the Manager and its affiliates might derive ancillary benefits from fund operations, including its interest in a joint venture entity that financed up-front commissions paid to brokers/dealers who sold fund Class B shares prior to February 2005, when the offering of such shares was discontinued. Based upon its consideration of all these factors, the Board determined that the level of profits realized by the Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, quality and extent of services provided.


                               Annual Report | 59

Franklin New York Tax-Free Income Fund

BOARD REVIEW OF INVESTMENT MANAGEMENT AGREEMENT (CONTINUED)

ECONOMIES OF SCALE. The Board also considered whether economies of scale are realized by the Manager as the Fund grows larger and the extent to which this is reflected in the level of management fees charged. While recognizing that any precise determination is inherently subjective, the Board noted that based upon the Fund profitability analysis, it appears that as some funds get larger, at some point economies of scale do result in the Manager realizing a larger profit margin on management services provided such a fund. The Board also noted that economies of scale are shared with a fund and its shareholders through management fee breakpoints so that as a fund grows in size, its effective management fee rate declines. The fee structure under the Fund's investment management agreement provides an initial fee of 0.625% on the first $100 million of assets; 0.50% on the next $150 million of assets; 0.45% on the next $7.25 billion of net assets; 0.44% on the next $2.5 billion of net assets; 0.43% on the next $2.5 billion of net assets; 0.42% on the next $2.5 billion of net assets; and thereafter declines by 0.02% for each subsequent $2.5 billion of net assets until it reaches a final breakpoint of 0.36% for assets in excess of $20 billion. The Fund's net assets were approximately $5 billion at December 31, 2007, and the Board believes that to the extent any economies of scale may be realized by the Manager and its affiliates, the schedule of fees under the investment management agreement provides a sharing of benefits with the Fund and its shareholders.

PROXY VOTING POLICIES AND PROCEDURES

The Fund has established Proxy Voting Policies and Procedures (Policies) that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at 1-954/527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Fund's proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission's website at sec.gov and reflect the most recent 12-month period ended June 30.

QUARTERLY STATEMENT OF INVESTMENTS

The Fund files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's website at sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800/SEC-0330.


                               60 | Annual Report

(FRANKLIN TEMPLETON INVESTMENTS LOGO)
FRANKLIN TEMPLETON INVESTMENTS

                              One Franklin Parkway
                            San Mateo, CA 94403-1906

WANT TO RECEIVE THIS DOCUMENT FASTER VIA EMAIL?

Eligible shareholders can sign up for eDelivery at franklintempleton.com. See inside for details.

ANNUAL REPORT AND SHAREHOLDER LETTER

FRANKLIN NEW YORK
TAX-FREE INCOME FUND

INVESTMENT MANAGER

Franklin Advisers, Inc.

DISTRIBUTOR

Franklin Templeton Distributors, Inc.
1-800/DIAL BEN(R)
franklintempleton.com

SHAREHOLDER SERVICES

1-800/632-2301

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

115  A2008 07/08

      ITEM 2. CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

      ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is John B. Wilson and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

      ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)      Audit Fees
The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $60,035 for the fiscal year ended May 31, 2008 and $50,641 for the fiscal year ended May 31, 2007.

(b)      Audit-Related Fees
There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of Item 4.

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of their financial statements.

(c)      Tax Fees
There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning.

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning were $0 for the fiscal year ended May 31, 2008 and $46,000 for the fiscal year ended May 31, 2007. The services for which these fees were paid included tax compliance and advice.

(d)      All Other Fees
There were no fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant not reported in paragraphs (a)-(c) of Item 4.

There were no fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant other than services reported in paragraphs (a)-(c) of Item 4.

(e) (1) The registrant's audit committee is directly responsible for approving the services to be provided by the auditors, including:

      (i) pre-approval of all audit and audit related services;

      (ii) pre-approval of all non-audit related services to be provided to the Fund by the auditors;

      (iii)pre-approval of all non-audit related services to be provided to the registrant by the auditors to the registrant's investment adviser or to any entity that controls, is controlled by or is under common control with the registrant's investment adviser and that provides ongoing services to the registrant where the non-audit services relate directly to the operations or financial reporting of the registrant; and

      (iv) establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e) (2) None of the services provided to the registrant described in paragraphs
(b)-(d) of Item 4 were approved by the audit committee pursuant to paragraph
(c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $0 for the fiscal year ended May 31, 2008 and $46,000 for the fiscal year ended May 31, 2007.

(h) The registrant's audit committee of the board has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

      ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS. N/A

      ITEM 6. SCHEDULE OF INVESTMENTS. N/A

      ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND
PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
N/A

      ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT
INVESTMENT COMPANIES. N/A

      ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END
MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS. N/A

      ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS. There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

      ITEM 11. CONTROLS AND PROCEDURES. (A) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(B) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

ITEM 12. EXHIBITS.

(a)(1) Code of Ethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Galen G. Vetter, Chief Executive Officer - Finance and Administration, and Laura F. Fergerson, Chief Financial Officer and Chief Accounting Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Galen G. Vetter, Chief Executive Officer - Finance and Administration, and Laura
F. Fergerson, Chief Financial Officer and Chief Accounting Officer

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN NEW YORK TAX-FREE INCOME FUND

By /S/GLANE G. VETTER
   ------------------
      Galen G. Vetter
      Chief Executive Officer - Finance and Administration
Date  July 25, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /S/GALEN G. VETTER
   ------------------
      Galen G. Vetter
      Chief Executive Officer - Finance and Administration
Date  July 25, 2008


By /S/LAURA F. FERGERSON
   ---------------------
      Laura F. Fergerson
      Chief Financial Officer and Chief Accounting Officer
Date  July 25, 2008